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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1.	Report to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2018

Baron Funds®

Baron Investment Funds Trust

Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX Institutional Shares: BARIX R6 Shares: BARUX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX Institutional Shares: BGRIX R6 Shares: BGRUX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX Institutional Shares: BSFIX R6 Shares: BSCUX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX Institutional Shares: BIOIX R6 Shares: BIOUX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9
Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX Institutional Shares: BFTIX R6 Shares: BFTUX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11
Baron Discovery Fund
Ticker Symbols:
Retail Shares: BDFFX Institutional Shares: BDFIX R6 Shares: BDFUX
Performance	12
Top Ten Holdings	13
Sector Breakdown	13
Management’s Discussion of Fund Performance	13
Baron Durable Advantage Fund
Ticker Symbols:
Retail Shares: BDAFX Institutional Shares: BDAIX R6 Shares: BDAUX
Performance	14
Top Ten Holdings	15
Sector Breakdown	15
Management’s Discussion of Fund Performance	15
Financial Statements
Statements of Net Assets	16
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Notes to Financial Statements	36
Financial Highlights	46
Report of Independent Registered Public Accounting Firm	53
Tax Information	54
Fund Expenses	55
Disclosure Regarding the Approval of the Investment Advisory Agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund by the Board of Trustees	57
Management of the Funds	59

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (the “Funds”) for the year ended September 30, 2018. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer November 20, 2018	Linda S. Martinson Chairman, President and Chief Operating Officer November 20, 2018	Peggy Wong Treasurer and Chief Financial Officer November 20, 2018

This Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund and Baron Health Care Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	23.11%	18.76%	14.14%	12.17%	11.78%
Baron Asset Fund — Institutional Shares[1,2,4]	23.43%	19.08%	14.45%	12.45%	11.87%
Baron Asset Fund — R6 Shares[1,2,4]	23.43%	19.07%	14.44%	12.45%	11.87%
Russell Midcap Growth Index[1]	21.10%	16.65%	13.00%	13.46%	10.33%	[3]
S&P 500 Index[1]	17.91%	17.31%	13.95%	11.97%	9.94%

[1]

The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to September 30, 2018.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2018 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
IDEXX Laboratories, Inc.	6.7%
Gartner, Inc.	6.7%
Vail Resorts, Inc.	4.8%
Verisk Analytics, Inc.	4.1%
Mettler-Toledo International, Inc.	3.9%
Guidewire Software, Inc.	3.5%
Illumina, Inc.	3.0%
The Charles Schwab Corp.	2.9%
Verisign, Inc.	2.8%
ANSYS, Inc.	2.8%
41.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Asset Fund1 increased 23.11%, while the Russell Midcap Growth Index gained 21.10% and the S&P 500 Index gained 17.91%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

The Fund’s investments in Information Technology, Health Care, and Industrials contributed the most to performance. There were no sectors that detracted from performance in the period.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor. Shares rallied throughout much of the period, as competitive trends remained strong, highlighted by instrument installed base growth of 20%. Domestic lab growth is more than twice that of competitor VCA, and sales productivity is improving. We think new proprietary innovations and field sales force expansion should be meaningful contributors to growth. Margins are moving significantly higher, and we believe they can approach 30% over the next several years.

The top detractor was Arch Capital Group Ltd. Shares of the specialty insurance and reinsurance company declined after a mortgage insurance competitor cut premium rates, leading to concerns about industry pricing pressure. Moreover, Freddie Mac introduced a new pilot program for distributing mortgage insurance, sparking concerns about greater competition. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

We continue to believe that mid-sized growth stocks represent an attractive investment opportunity. The U.S. economy remains among the world’s healthiest, its equity market multiples remain within the range of their long-term historic averages, and interest rates continue to be quite low by historic standards. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform well in this environment. There is, of course, no guarantee that this will be the case.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	25.55%	17.62%	11.62%	12.40%	13.46%
Baron Growth Fund — Institutional Shares[1,2,3]	25.86%	17.93%	11.90%	12.67%	13.57%
Baron Growth Fund — R6 Shares[1,2,3]	25.88%	17.93%	11.90%	12.67%	13.57%
Russell 2000 Growth Index[1]	21.06%	17.98%	12.14%	12.65%	8.54%
S&P 500 Index[1]	17.91%	17.31%	13.95%	11.97%	10.19%

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2018 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
Vail Resorts, Inc.	8.2%
CoStar Group, Inc.	5.2%
Gartner, Inc.	5.1%
MSCI, Inc.	4.6%
Arch Capital Group Ltd.	4.5%
IDEXX Laboratories, Inc.	4.3%
ANSYS, Inc.	4.0%
FactSet Research Systems, Inc.	4.0%
Choice Hotels International, Inc.	3.6%
Primerica, Inc.	3.3%
46.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Growth Fund1 gained 25.55%, while the Russell 2000 Growth Index gained 21.06% and the S&P 500 Index gained 17.91%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

Information Technology, Consumer Discretionary, and Financials were the top contributing sectors in the period. No sectors detracted.

Real estate information and marketing services provider CoStar Group, Inc. was the top contributor. Shares appreciated on excellent business trends, with consistently strong revenue and bookings growth. We are excited about the upsell of Loopnet Premium Searcher customers to the flagship CoStar product, which we believe can contribute an incremental $150 million-$200 million of recurring revenue. CoStar has a large opportunity to optimize its Premium Lister product, and we expect the company’s acquisition of ForRent to be meaningfully accretive beginning next year.

The top detractor was Arch Capital Group Ltd. Shares of the specialty insurance and reinsurance company declined after a mortgage insurance competitor cut premium rates, leading to concerns about industry pricing pressure. Moreover, Freddie Mac introduced a new pilot program for distributing mortgage insurance, sparking concerns about greater competition. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

The Fund continues to invest in a portfolio of businesses that have better financial characteristics than the benchmark index against which it is compared. These businesses have higher operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. While we do not try to predict short-term macro developments or current events, we believe conditions remain favorable for the U.S. economy and equity markets.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	25.00%	20.00%	11.98%	12.53%	10.58%
Baron Small Cap Fund — Institutional Shares[1,2,3]	25.33%	20.32%	12.28%	12.80%	10.71%
Baron Small Cap Fund — R6 Shares[1,2,3]	25.34%	20.31%	12.27%	12.80%	10.71%
Russell 2000 Growth Index[1]	21.06%	17.98%	12.14%	12.65%	6.70%
S&P 500 Index[1]	17.91%	17.31%	13.95%	11.97%	7.50%

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2018 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
Gartner, Inc.	4.7%
Guidewire Software, Inc.	3.8%
IDEXX Laboratories, Inc.	3.1%
Teladoc Health, Inc.	3.0%
Waste Connections, Inc.	2.8%
TransDigm Group, Inc.	2.8%
ASGN Incorporated	2.8%
The Ultimate Software Group, Inc.	2.8%
The Trade Desk	2.7%
ICON plc	2.5%
31.0%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Small Cap Fund1 gained 25.00%, while the Russell 2000 Growth Index increased 21.06% and the S&P 500 Index increased 17.91%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

Investments in Information Technology, Health Care, and Industrials were the top contributors to performance. Holdings in Materials and Energy detracted.

Teladoc Health, Inc., the largest telehealth company in the U.S., was the top contributor. Shares rose sharply in the period on strong revenue and earnings. Membership increased 48% and utilization rose to 8%. The integration of recently acquired Advanced Medical, the ex-U.S. leader in virtual care, is on pace, and the company completed an oversubscribed $5 million share follow-on equity offering in late July. We continue to be excited about our investment in Teladoc.

Camping World Holdings, Inc., the U.S.’s largest retailer of recreational vehicles (RVs), detracted the most from performance in the period. Shares fell on investor concerns about elevated industry-wide dealer inventories and frustration with the amount of capital allocated to the recently acquired outdoor retail businesses. We remain investors, as we believe the long-term opportunity for consolidating the fragmented RV retail space at high returns on capital remains unchanged, recent inventory excesses should prove transient, and the new outdoor retail segment should integrate well in the coming quarters.

Baron Small Cap Fund invests primarily in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. We also invest in fallen angels, which are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. A third category of investment is special situations, including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	37.41%	23.10%	13.30%	13.95%	7.24%
Baron Opportunity Fund — Institutional Shares[1,2,3]	37.73%	23.39%	13.59%	14.23%	7.38%
Baron Opportunity Fund — R6 Shares[1,2,3]	37.83%	23.43%	13.61%	14.24%	7.39%
Russell 3000 Growth Index[1]	25.89%	20.36%	16.23%	14.18%	4.81%
S&P 500 Index[1]	17.91%	17.31%	13.95%	11.97%	6.20%

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2018 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
Amazon.com, Inc.	6.3%
Microsoft Corporation	5.0%
Guidewire Software, Inc.	4.9%
Alphabet Inc.	4.8%
Gartner, Inc.	4.4%
Apple, Inc.	4.1%
Acxiom Corporation	2.8%
CoStar Group, Inc.	2.7%
Tesla, Inc.	2.3%
Wix.com Ltd.	2.2%
39.5%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Opportunity Fund1 gained 37.41%, while the Russell 3000 Growth Index gained 25.89% and the S&P 500 Index gained 17.91%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

Investments in Information Technology, Consumer Discretionary, and Health Care contributed the most during the period. No sectors detracted.

Shares of top contributor Amazon.com, Inc., the world’s largest retailer and cloud services provider, rose in the period on consistently strong quarterly results as it continued to increase its total addressable market at an unprecedented pace. We believe Amazon can keep gaining share in the $1 trillion global advertising market, which would not only present a large revenue opportunity, but also substantially improve the company’s core margins. Amazon remains one of our highest conviction investment ideas, and we believe it may one day become the world’s most valuable company.

Tesla, Inc., a maker of electric vehicles, solar products, and energy storage solutions, was the top detractor in the period. Shares declined sharply in March on the company’s Model 3 ramp-up that was slower than market expectations, a government investigation into a fatal Model X accident, a Moody’s downgrade of its bond rating, and a recall of more than 100,000 Model S vehicles. The stock also fell in August on investor concerns around CEO Elon Musk’s announcement of potential privatization, which led to lawsuits and investigations. Departures of a few executives and Street expectations for lower production and deliveries also pressured the stock. We retain conviction. We believe Tesla solved fundamental production issues, and expect it to optimize its production line to meet its margins and profitability targets over time.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	29.03%	22.41%	16.56%	12.80%	9.64%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	29.38%	22.74%	16.86%	13.07%	9.82%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	29.37%	22.75%	16.86%	13.07%	9.83%
Russell 1000 Growth Index[1]	26.30%	20.55%	16.58%	14.31%	10.39%
S&P 500 Index[1]	17.91%	17.31%	13.95%	11.97%	9.18%

[1]

The indexes are unmanaged. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2018 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS A S OF SEPTEMBER 30, 2018

Percent of Net Assets
Amazon.com, Inc.	16.4%
Alibaba Group Holding Limited	5.0%
Mastercard Incorporated	4.7%
Alphabet Inc.	4.7%
Illumina, Inc.	4.3%
Activision Blizzard, Inc.	4.1%
Visa, Inc.	4.1%
Intuitive Surgical, Inc.	3.8%
Facebook, Inc.	3.6%
Veeva Systems Inc.	3.1%
53.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Fifth Avenue Growth Fund1 gained 29.03%, while the Russell 1000 Growth Index gained 26.30% and the S&P 500 Index gained 17.91%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages that have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

Consumer Discretionary, Information Technology, and Health Care were the top contributing sectors in the period. The Real Estate sector detracted.

Shares of top contributor Amazon.com, Inc., the world’s largest retailer and cloud services provider, rose in the period on consistently strong quarterly results as it continued to increase its total addressable market at an unprecedented pace. We believe Amazon can keep gaining share in the $1 trillion global advertising market, which would not only present a large revenue opportunity, but also substantially improve the company’s core margins. Amazon remains one of our highest conviction investment ideas, and we believe it may one day become the world’s most valuable company.

The top detractor was dominant online Chinese travel agent Ctrip.com International, Ltd. Shares declined in the period due to investor concerns about a new Chinese regulation on cross-selling travel methods and the subsequent slowdown in growth. We retain conviction. While a potential trade war remains a short-term headwind, Chinese travelers represent the fastest growing and largest segment of global travelers, and we believe Ctrip remains well positioned to capitalize on the trend. The company has maintained its target of 1 trillion RMB in bookings by 2021, which we view as achievable.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2018
	One Year	Three Years	Five Years and Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	35.41%	29.82%	19.48%
Baron Discovery Fund — Institutional Shares[1,2]	35.74%	30.14%	19.77%
Baron Discovery Fund — R6 Shares[1,2,3]	35.75%	30.15%	19.77%
Russell 2000 Growth Index[1]	21.06%	17.98%	12.14%
S&P 500 Index[1]	17.91%	17.31%	13.95%

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

September 30, 2018 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
The Trade Desk	3.8%
CareDx, Inc.	3.5%
Teladoc Health, Inc.	3.2%
Mercury Systems, Inc.	3.2%
Myriad Genetics, Inc.	3.0%
Intersect ENT, Inc.	2.9%
IntriCon Corporation	2.4%
Sientra, Inc.	2.3%
TherapeuticsMD, Inc.	2.3%
Americold Realty Trust	2.2%
28.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2018, Baron Discovery Fund1 increased 35.41%, while the Russell 2000 Growth Index gained 21.06% and the S&P 500 Index gained 17.91%.

Baron Discovery Fund invests primarily in small-sized U.S. companies with significant growth potential and market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at June 30 and December 31, or companies with market capitalizations up to $1.5 billion, whichever is larger. The Fund invests for the long term at attractive valuations in companies with appropriately capitalized, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory from the prior 12-month period, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

The Health Care, Information Technology, and Industrials sectors contributed the most in the period. Communication Services and Energy detracted modestly.

Shares of top contributor Teladoc Health, Inc., the largest telehealth company in the U.S., rose in the period on consistently strong quarterly earnings results that beat market expectations. A severe flu season in early 2018 drove increased call volume, and an increase in fee-only telehealth “visits” also helped boost the stock price. In the second quarter of 2018, Teladoc acquired Advanced Medical, a global provider of telemedicine, behavioral health, and expert second opinions. The integration, which will add chronic care management and medical adherence to Teladoc’s capabilities, is on pace.

The top detractor was MACOM Technology Solutions Holdings, Inc., a designer and manufacturer of analog semiconductors. Shares declined due to lower sales of optical data connection components to Chinese telecommunications customers, which led to earnings results in November 2017 that missed investor expectations. Shares fell further in February 2018 on the company’s growth rate of its optical network connectors that missed analyst expectations. Though we are convinced of MACOM’s market potential, we reduced our position in March 2018 in favor of other higher-conviction ideas.

We think the long-term fundamentals of our companies remain strong. The companies we own are high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years after. There is, of course, no guarantee that this will be the case.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund	September 30, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2018
Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	7.40%
Baron Durable Advantage Fund — Institutional Shares[1,2]	7.60%
Baron Durable Advantage Fund — R6 Shares[1,2]	7.50%
S&P 500 Index[1]	10.56%

[1]

The index is unmanaged. The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and Baron Durable Advantage Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

September 30, 2018 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2018

Percent of Net Assets
Microsoft Corporation	5.0%
UnitedHealth Group Incorporated	4.8%
Mastercard Incorporated	4.6%
Alphabet Inc.	4.4%
Apple, Inc.	4.1%
S&P Global Inc.	4.0%
Moody’s Corporation	3.7%
Electronic Arts Inc.	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
BlackRock Inc.	3.3%
40.7%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Since the initial offering of shares on December 29, 2017 through September 30, 2018, Baron Durable Advantage Fund1 increased 7.40%, while the S&P 500 Index rose 10.56%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

With the exception of a two-month stretch of volatility in February and March, the markets continued their upward trajectory, reaching new highs in late September. Robust corporate earnings, low unemployment levels, and a strong economy fueled the bull market run, offsetting any challenges from trade tensions and other geopolitical concerns, interest rate increases, and continued turmoil in Washington. However, late in the period, volatility returned as investors reacted to a more hawkish tone from the Fed, speculation about the domestic impacts of the ongoing trade war, and uncertainty surrounding the upcoming midterm elections.

In the period since the Fund’s inception, Information Technology, Financials, and Health Care contributed to performance. Industrials and Real Estate were the top detracting sectors.

Mastercard Incorporated, a leading global payment network, was the top contributor in the nine months since the Fund’s launch. The stock appreciated on continued strong quarterly results with double-digit revenue and EPS growth. Management raised full-year guidance for 2018, which now calls for around 20% revenue growth. We believe Mastercard is a prime beneficiary of global consumer spending growth and the secular shift from cash to electronic payments.

Naspers Limited, a South African company that operates pay television, print media, and an internet division, was the top detractor. The majority of its value is attributed to its large ownership stake in China-based Tencent Holdings. Naspers stock fell during the period due to a widening discount between its investment in Tencent and the total net asset value of the combined Naspers investment. We retain conviction. Naspers is considering ways to narrow this discount, which include potentially listing on other foreign exchanges and accelerating growth of the late-stage venture business.

Our goal is to invest in large-cap companies that we believe have strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to the shareholders in the form of either dividends or share repurchases. We hope to maximize long-term returns without taking significant risks of permanent loss of capital. We are optimistic about the prospects of the companies in which we are invested and will always continue to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	September 30, 2018

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (97.59%)
Communication Services (2.28%)
	Cable & Satellite (0.82%)
354,000	Liberty Broadband Corporation, Cl C1	$25,461,927	$29,842,200

	Interactive Media & Services (1.46%)
92,000	IAC/InterActiveCorp.[1]	19,402,948	19,938,240
177,831	Zillow Group, Inc., Cl A1	4,763,230	7,860,130
574,374	Zillow Group, Inc., CI C1	14,494,344	25,416,050

		38,660,522	53,214,420

Total Communication Services		64,122,449	83,056,620

Consumer Discretionary (10.72%)
	Automotive Retail (0.36%)
178,446	CarMax, Inc.[1]	2,023,599	13,324,563

	Hotels, Resorts & Cruise Lines (2.24%)
507,442	Choice Hotels International, Inc.	2,173,983	42,269,919
496,233	Hyatt Hotels Corp., Cl A	13,413,212	39,495,184

		15,587,195	81,765,103

	Internet & Direct Marketing Retail (2.43%)
25,759	Booking Holdings, Inc.[1]	4,113,567	51,105,856
288,627	Expedia Group, Inc.	35,637,276	37,660,051

		39,750,843	88,765,907

	Leisure Facilities (4.81%)
639,538	Vail Resorts, Inc.	12,388,781	175,502,018

	Specialty Stores (0.88%)
248,117	Tiffany & Co.	7,649,601	31,999,649

Total Consumer Discretionary		77,400,019	391,357,240

Energy (0.31%)
	Oil & Gas Exploration & Production (0.31%)
74,931	Concho Resources, Inc.[1]	3,203,300	11,445,710

Financials (12.09%)
	Asset Management & Custody Banks (0.98%)
327,514	T. Rowe Price Group, Inc.	12,239,533	35,757,978

	Financial Exchanges & Data (3.60%)
401,723	FactSet Research Systems, Inc.	21,659,549	89,869,452
233,267	MarketAxess Holdings, Inc.	26,260,605	41,635,827

		47,920,154	131,505,279

	Insurance Brokers (1.38%)
356,421	Willis Towers Watson plc[2]	43,878,570	50,233,976

	Investment Banking & Brokerage (2.86%)
2,125,936	The Charles Schwab Corp.	1,921,092	104,489,754

	Property & Casualty Insurance (2.03%)
2,478,444	Arch Capital Group Ltd.[1,2]	8,935,864	73,882,416

	Regional Banks (1.24%)
471,421	First Republic Bank	14,958,209	45,256,416

Total Financials		129,853,422	441,125,819

Shares		Cost	Value
Common Stocks (continued)
Health Care (24.20%)
	Biotechnology (0.66%)
170,658	Sage Therapeutics, Inc.[1]	$27,223,281	$24,105,442

	Health Care Equipment (8.18%)
976,630	IDEXX Laboratories, Inc.[1]	18,197,737	243,825,446
205,644	Teleflex, Inc.	41,408,216	54,719,812

		59,605,953	298,545,258

	Health Care Supplies (4.15%)
84,360	Align Technology, Inc.[1]	12,821,265	33,003,319
157,418	The Cooper Companies, Inc.	19,849,960	43,628,399
605,404	West Pharmaceutical Services, Inc.	26,455,689	74,749,232

		59,126,914	151,380,950

	Health Care Technology (1.34%)
448,386	Veeva Systems, Inc., Cl A1	25,739,022	48,815,784

	Life Sciences Tools & Services (9.86%)
396,986	Bio-Techne Corporation	39,003,090	81,028,812
302,552	Illumina, Inc.[1]	13,002,071	111,054,737
234,117	Mettler-Toledo International, Inc.[1]	14,406,385	142,572,571
130,000	Waters Corp.[1]	26,811,713	25,308,400

		93,223,259	359,964,520

	Pharmaceuticals (0.01%)
8,340	Elanco Animal Health, Inc.[1]	200,160	290,983

Total Health Care		265,118,589	883,102,937

Industrials (17.36%)
	Aerospace & Defense (0.89%)
516,082	BWX Technologies, Inc.	25,835,700	32,275,768

	Agricultural & Farm Machinery (0.90%)
550,045	The Toro Co.	33,900,191	32,986,199

	Building Products (0.77%)
526,158	AO Smith Corp.	27,577,969	28,081,053

	Construction Machinery & Heavy Trucks (0.83%)
287,740	Westinghouse Air Brake Technologies Corporation	18,573,369	30,178,171

	Environmental & Facilities Services (1.09%)
656,408	Rollins, Inc.	20,292,297	39,837,402

	Industrial Conglomerates (1.93%)
238,192	Roper Technologies, Inc.	19,882,431	70,554,852

	Industrial Machinery (1.76%)
426,760	IDEX Corporation	31,129,522	64,295,662

	Research & Consulting Services (8.79%)
198,493	CoStar Group, Inc.[1]	34,240,614	83,533,794
1,191,500	TransUnion	57,315,611	87,670,570
1,240,206	Verisk Analytics, Inc.[1]	31,725,218	149,506,833

		123,281,443	320,711,197

	Trading Companies & Distributors (0.40%)
248,117	Fastenal Co.	4,100,825	14,395,748

Total Industrials		304,573,747	633,316,052

16	See Notes to Financial Statements.

September 30, 2018	Baron Asset Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (25.25%)
	Application Software (9.84%)
545,856	ANSYS, Inc.[1]	$14,655,945	$101,900,398
946,271	Ceridian HCM Holding, Inc.[1]	28,994,807	39,771,770
1,260,809	Guidewire Software, Inc.[1]	62,448,790	127,354,317
937,076	SS&C Technologies Holdings, Inc.	26,106,444	53,254,029
114,134	The Ultimate Software Group, Inc.[1]	22,104,685	36,772,834

		154,310,671	359,053,348

	Data Processing & Outsourced Services (3.93%)
194,448	FleetCor Technologies, Inc.[1]	7,054,686	44,303,032
366,986	MAXIMUS, Inc.	18,343,053	23,876,109
744,350	Worldpay, Inc., Cl A1	40,579,407	75,380,325

		65,977,146	143,559,466

	Internet Services & Infrastructure (3.95%)
637,103	Verisign, Inc.[1]	30,837,071	102,012,932
351,000	Wix.com Ltd.[1,2]	29,073,966	42,014,700

		59,911,037	144,027,632

	IT Consulting & Other Services (6.68%)
1,538,323	Gartner, Inc.[1]	33,456,031	243,824,196

	Technology Distributors (0.85%)
347,363	CDW Corp.	21,352,376	30,887,518

Total Information Technology		335,007,261	921,352,160

Real Estate (5.38%)
	Office REITs (0.54%)
57,548	Alexander’s, Inc.[4]	2,547,714	19,756,228

	Real Estate Services (1.35%)
1,116,323	CBRE Group, Inc., Cl A1	12,667,478	49,229,844

	Specialized REITs (3.49%)
123,416	Equinix, Inc.	8,292,378	53,425,552
459,856	SBA Communications Corp.[1]	12,304,364	73,866,670

		20,596,742	127,292,222

Total Real Estate		35,811,934	196,278,294

Total Common Stocks		1,215,090,721	3,561,034,832

Shares		Cost	Value
Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	$0	$183,462

Principal Amount
Short Term Investments (2.57%)
$93,923,894	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $93,927,181; (Fully collateralized by $96,245,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value - $95,806,508)[5]	93,923,894	93,923,894

Total Investments (100.17%)		$1,309,014,615	3,655,142,188

Liabilities Less Cash and Other Assets (-0.17%)			(6,239,097)

Net Assets			$3,648,903,091

Retail Shares (Equivalent to $81.43 per share based on 27,750,433 shares outstanding)			$2,259,706,069

Institutional Shares (Equivalent to $84.36 per share based on 15,596,104 shares outstanding)			$1,315,728,209

R6 Shares (Equivalent to $84.35 per share based on 871,003 shares outstanding)			$73,468,813

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $183,462 or 0.01 % of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	September 30, 2018

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (98.38%)
Communication Services (4.15%)
	Alternative Carriers (2.41%)
7,488,437	Iridium Communications, Inc.[1,4]	$45,679,471	$168,489,833

	Movies & Entertainment (1.74%)
5,390,000	Manchester United plc, Cl A2	76,229,602	121,275,000

Total Communication Services		121,909,073	289,764,833

Consumer Discretionary (23.60%)
	Apparel, Accessories & Luxury Goods (0.77%)
2,525,000	Under Armour, Inc., Cl A1	9,784,168	53,580,500

	Casinos & Gaming (4.80%)
725,000	Boyd Gaming Corp.	18,479,841	24,541,250
4,155,000	Penn National Gaming, Inc.[1]	36,915,622	136,782,600
2,700,000	Pinnacle Entertainment, Inc.[1]	31,089,605	90,963,000
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,263	83,464,788

		153,353,331	335,751,638

	Education Services (2.93%)
1,740,000	Bright Horizons Family Solutions, Inc.[1]	55,826,128	205,041,600

	General Merchandise Stores (0.44%)
316,228	Ollie’s Bargain Outlet Holdings, Inc.[1]	14,933,905	30,389,511

	Hotels, Resorts & Cruise Lines (6.13%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	249,900,000
1,600,000	Marriott Vacations Worldwide Corp.	87,504,361	178,800,000

		160,286,488	428,700,000

	Leisure Facilities (8.25%)
2,100,000	Vail Resorts, Inc.[4]	65,291,780	576,282,000

	Specialty Stores (0.28%)
550,000	Dick’s Sporting Goods, Inc.	8,214,737	19,514,000

Total Consumer Discretionary		467,690,537	1,649,259,249

Consumer Staples (1.13%)
	Food Distributors (0.47%)
1,000,000	Performance Food Group Co.[1]	19,000,000	33,300,000

	Household Products (0.66%)
775,000	Church & Dwight Co., Inc.	6,995,670	46,011,750

Total Consumer Staples		25,995,670	79,311,750

Financials (23.75%)
	Asset Management & Custody Banks (2.79%)
2,400,000	The Carlyle Group	52,323,847	54,120,000
2,000,000	Cohen & Steers, Inc.	49,208,575	81,220,000
1,450,000	Oaktree Capital Group, LLC	65,375,827	60,030,000

		166,908,249	195,370,000

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)
	Financial Exchanges & Data (10.68%)
1,250,000	FactSet Research Systems, Inc.	$62,536,096	$279,637,500
1,150,000	Morningstar, Inc.	27,237,863	144,785,000
1,815,000	MSCI, Inc.	34,609,325	321,999,150

		124,383,284	746,421,650

	Investment Banking & Brokerage (0.88%)
425,000	Houlihan Lokey, Inc.	18,590,688	19,095,250
775,000	Moelis & Co., Cl A	21,734,239	42,470,000

		40,324,927	61,565,250

	Life & Health Insurance (3.28%)
1,900,000	Primerica, Inc.	40,710,153	229,045,000

	Property & Casualty Insurance (5.38%)
10,515,000	Arch Capital Group Ltd.[1,2]	33,559,945	313,452,150
978,449	Kinsale Capital Group, Inc.	32,761,205	62,483,753

		66,321,150	375,935,903

	Thrifts & Mortgage Finance (0.74%)
525,000	Essent Group Ltd.[1,2]	14,507,433	23,231,250
125,000	LendingTree, Inc.[1]	36,059,034	28,762,500

		50,566,467	51,993,750

Total Financials		489,214,230	1,660,331,553

Health Care (9.86%)
	Biotechnology (0.20%)
653,051	Denali Therapeutics, Inc.[1]	12,346,836	14,197,329

	Health Care Equipment (4.29%)
1,200,000	IDEXX Laboratories, Inc.[1]	17,922,418	299,592,000

	Health Care Supplies (1.67%)
486,717	Neogen Corp.[1]	8,075,672	34,814,867
660,000	West Pharmaceutical Services, Inc.	22,685,149	81,490,200

		30,760,821	116,305,067

	Life Sciences Tools & Services (3.70%)
850,000	Bio-Techne Corporation	44,923,357	173,493,500
140,000	Mettler-Toledo International, Inc.[1]	6,414,374	85,257,200

		51,337,731	258,750,700

Total Health Care		112,367,806	688,845,096

Industrials (8.48%)
	Building Products (1.65%)
1,500,000	Trex Company, Inc.[1]	27,317,721	115,470,000

	Electrical Components & Equipment (0.89%)
1,828,859	Bloom Energy Corp., Cl A1,5	35,870,499	62,327,515

	Industrial Machinery (0.04%)
40,507	Albany International Corp., Cl A	2,687,884	3,220,306

	Research & Consulting Services (5.24%)
870,000	CoStar Group, Inc.[1]	37,095,568	366,130,800

	Trading Companies & Distributors (0.66%)
1,000,000	Air Lease Corp.	23,203,508	45,880,000

Total Industrials		126,175,180	593,028,621

18	See Notes to Financial Statements.

September 30, 2018	Baron Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (20.62%)
	Application Software (12.55%)
840,000	2U, Inc.[1]	$45,883,788	$63,159,600
725,000	Altair Engineering, Inc., Cl A1	11,330,019	31,501,250
1,500,000	ANSYS, Inc.[1]	35,363,292	280,020,000
2,200,000	Benefitfocus, Inc.[1,4]	83,233,571	88,990,000
480,000	Cision Ltd.[1,2]	7,753,039	8,064,000
24,769	Ellie Mae, Inc.[1]	2,055,251	2,347,358
1,190,000	Guidewire Software, Inc.[1]	38,711,926	120,201,900
1,000,000	Pegasystems, Inc.	13,997,009	62,600,000
3,875,000	SS&C Technologies Holdings, Inc.	30,703,660	220,216,250

		269,031,555	877,100,358

	Data Processing & Outsourced Services (1.43%)
1,530,000	MAXIMUS, Inc.	28,255,875	99,541,800

	Electronic Components (0.79%)
280,000	Littelfuse, Inc.	31,472,950	55,409,200

	Internet Services & Infrastructure (0.75%)
438,207	Wix.com Ltd.[1,2]	28,664,771	52,453,378

	IT Consulting & Other Services (5.10%)
2,250,000	Gartner, Inc.[1]	34,231,162	356,625,000

Total Information Technology		391,656,313	1,441,129,736

Real Estate (6.79%)
	Diversified REITs (0.24%)
460,135	American Assets Trust, Inc.	8,503,418	17,158,434

	Office REITs (2.48%)
92,000	Alexander’s, Inc.[5]	11,873,304	31,583,600
3,750,000	Douglas Emmett, Inc.	46,426,704	141,450,000

		58,300,008	173,033,600

	Specialized REITs (4.07%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,517,362	94,342,500
5,400,000	Gaming and Leisure Properties, Inc.	118,252,553	190,350,000

		144,769,915	284,692,500

Total Real Estate		211,573,341	474,884,534

Total Common Stocks		1,946,582,150	6,876,555,372

Preferred Stocks (0.45%)
Communication Services (0.45%)
	Alternative Carriers (0.45%)
41,074	Iridium Communications, Inc., Series B, 6.75%[4,6]	10,095,219	31,258,957

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	$0	$61,755

Principal Amount
Short Term Investments (1.28%)
$89,307,812	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $89,310,938; (Fully collateralized by $91,515,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value - $91,098,058)[6]	89,307,812	89,307,812

Total Investments (100.11%)		$2,045,985,181	6,997,183,896

Liabilities Less Cash and Other Assets (-0.11%)			(7,751,649)

Net Assets			$6,989,432,247

Retail Shares (Equivalent to $80.68 per share based on 34,056,240 shares outstanding)			$2,747,754,611

Institutional Shares (Equivalent to $83.09 per share based on 49,756,757 shares outstanding)			$4,134,223,089

R6 Shares (Equivalent to $83.10 per share based on 1,293,104 shares outstanding)			$107,454,547

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $61,755 or 0.00% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	September 30, 2018

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (98.57%)
Communication Services (4.44%)
	Advertising (0.48%)
1,350,000	Emerald Expositions Events, Inc.	$24,418,815	$22,248,000

	Cable & Satellite (1.74%)
100,000	Liberty Broadband Corporation, Cl A1	404,823	8,433,000
300,000	Liberty Broadband Corporation, Cl C1	1,184,602	25,290,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	2,399,373	47,795,000

		3,988,798	81,518,000

	Interactive Media & Services (0.11%)
134,661	Eventbrite, Inc.[1]	3,097,203	5,113,078

	Movies & Entertainment (2.11%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C1	10,168,679	27,892,500
225,000	The Madison Square Garden Company, Cl A1	11,968,716	70,947,000

		22,137,395	98,839,500

Total Communication Services		53,642,211	207,718,578

Consumer Discretionary (15.07%)
	Automotive Retail (0.89%)
1,950,000	Camping World Holdings, Inc., Cl A	48,152,727	41,574,000

	Casinos & Gaming (1.51%)
2,650,000	Red Rock Resorts, Inc., Cl A	57,676,536	70,622,500

	Education Services (2.52%)
1,000,000	Bright Horizons Family Solutions, Inc.[1]	31,568,240	117,840,000

	General Merchandise Stores (0.51%)
250,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	14,925,025	24,025,000

	Home Improvement Retail (1.22%)
1,900,000	Floor & Decor Holdings, Inc., Cl A1	74,885,535	57,323,000

	Homebuilding (1.04%)
1,250,000	Installed Building Products, Inc.[1]	78,536,908	48,750,000

	Internet & Direct Marketing Retail (2.00%)
350,000	Liberty Expedia Holdings, Inc., Cl A1	14,587,352	16,464,000
1,175,000	Shutterfly, Inc.[1]	64,965,912	77,420,750

		79,553,264	93,884,750

	Leisure Facilities (0.95%)
822,000	Planet Fitness, Inc., Cl A1	29,284,556	44,412,660

	Restaurants (2.24%)
386,191	BJ’s Restaurants, Inc.	12,584,241	27,882,990
800,000	The Cheesecake Factory, Inc.	21,568,144	42,832,000
500,000	Wingstop Inc.	10,566,238	34,135,000

		44,718,623	104,849,990

	Specialty Stores (2.19%)
2,750,000	Hudson Ltd., Cl A1,2	49,913,580	62,040,000
3,000,000	Party City Holdco, Inc.[1]	43,021,808	40,650,000

		92,935,388	102,690,000

Total Consumer Discretionary		552,236,802	705,971,900

Shares		Cost	Value
Common Stocks (continued)
Financials (1.86%)
	Financial Exchanges & Data (0.41%)
200,000	Cboe Global Markets, Inc.	$15,498,427	$19,192,000

	Investment Banking & Brokerage (1.45%)
600,000	Houlihan Lokey, Inc.	27,827,646	26,958,000
750,000	Moelis & Co., Cl A	17,797,031	41,100,000

		45,624,677	68,058,000

Total Financials		61,123,104	87,250,000

Health Care (16.81%)
	Biotechnology (0.60%)
1,500,000	Abcam plc (United Kingdom)[2]	14,075,552	27,997,039

	Health Care Equipment (4.99%)
515,000	Cantel Medical Corp.	21,972,255	47,410,900
300,000	DexCom, Inc.[1]	3,984,388	42,912,000
575,000	IDEXX Laboratories, Inc.[1]	8,859,010	143,554,500

		34,815,653	233,877,400

	Health Care Technology (3.04%)
1,650,000	Teladoc Health, Inc. (formerly, Teladoc, Inc.)[1]	53,556,316	142,477,500

	Life Sciences Tools & Services (6.16%)
775,000	ICON plc[1,2]	22,033,569	119,156,250
115,000	Mettler-Toledo International, Inc.[1]	5,870,993	70,032,700
900,000	PRA Health Sciences, Inc.[1]	16,553,917	99,171,000

		44,458,479	288,359,950

	Managed Health Care (2.02%)
1,000,000	HealthEquity, Inc.[1]	17,004,779	94,410,000

Total Health Care		163,910,779	787,121,889

Industrials (18.73%)
	Aerospace & Defense (4.02%)
1,050,000	Mercury Systems, Inc.[1]	27,591,526	58,086,000
350,000	TransDigm Group, Inc.[1]	0	130,305,000

		27,591,526	188,391,000

	Construction & Machinery & Heavy Trucks (0.34%)
1,000,000	REV Group, Inc.	23,031,720	15,700,000

	Environmental & Facilities Services (2.81%)
1,650,000	Waste Connections, Inc.[2]	72,050,000	131,620,500

	Human Resource & Employment Services (2.78%)
1,650,000	ASGN, Inc.[1]	38,840,132	130,234,500

	Industrial Conglomerates (0.59%)
600,000	Raven Industries, Inc.	21,713,675	27,450,000

	Industrial Machinery (4.30%)
850,000	John Bean Technologies Corp.	75,035,854	101,405,000
225,000	Nordson Corp.	6,223,899	31,252,500
275,000	RBC Bearings, Incorporated[1]	17,532,828	41,349,000
500,000	Sun Hydraulics Corp.	25,351,392	27,390,000

		124,143,973	201,396,500

	Trading Companies & Distributors (3.89%)
1,300,000	SiteOne Landscape Supply, Inc.[1]	38,519,369	97,942,000
2,750,000	Univar, Inc.[1]	63,423,166	84,315,000

		101,942,535	182,257,000

Total Industrials		409,313,561	877,049,500

20	See Notes to Financial Statements.

September 30, 2018	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (34.62%)
	Application Software (17.82%)
1,200,000	2U, Inc.[1]	$57,459,648	$90,228,000
1,100,000	Altair Engineering, Inc., Cl A1	18,070,704	47,795,000
800,000	Aspen Technology, Inc.[1]	29,983,938	91,128,000
300,000	Avalara, Inc.[1]	7,200,000	10,479,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	35,725,500
6,000,000	Cision Ltd.[1,2]	64,996,212	100,800,000
1,750,000	Guidewire Software, Inc.[1]	56,545,754	176,767,500
825,000	The Trade Desk, Inc., Cl A1	35,374,029	124,500,750
400,000	The Ultimate Software Group, Inc.[1]	15,338,294	128,876,000
1,200,000	Yext, Inc.[1]	15,612,217	28,440,000

		324,292,517	834,739,750

	Data Processing & Outsourced Services (2.66%)
150,000	FleetCor Technologies, Inc.[1]	3,450,000	34,176,000
450,000	WEX, Inc.[1]	18,982,530	90,342,000

		22,432,530	124,518,000

	Electronic Equipment & Instruments (2.21%)
1,850,000	Cognex Corp.	14,811,234	103,267,000

	Internet Services & Infrastructure (4.43%)
2,500,000	GTT Communications, Inc.[1]	77,310,807	108,500,000
825,000	Wix.com Ltd.[1,2]	47,802,024	98,752,500

		125,112,831	207,252,500

	IT Consulting & Other Services (6.74%)
1,400,000	Gartner, Inc.[1]	23,400,287	221,900,000
1,900,000	Acxiom Corporation	42,656,213	93,879,000

		66,056,500	315,779,000

	Systems Software (0.76%)
400,000	Qualys, Inc.[1]	14,213,665	35,640,000

Total Information Technology		566,919,277	1,621,196,250

Materials (2.74%)
	Commodity Chemicals (0.68%)
1,000,000	Orion Engineered Carbons SA2	28,618,002	32,100,000

	Construction Materials (0.99%)
2,550,000	Summit Materials, Inc., Cl A1	53,071,791	46,359,000

	Metal & Glass Containers (0.83%)
800,000	Berry Global Group, Inc.[1]	12,652,147	38,712,000

	Specialty Chemicals (0.24%)
111,800	Ingevity Corp.[1]	9,837,283	11,390,184

Total Materials		104,179,223	128,561,184

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.30%)
	Office REITs (0.21%)
100,000	SL Green Realty Corp.	$2,127,325	$9,753,000

	Specialized REITs (4.09%)
2,250,000	Americold Realty Trust[3]	44,795,574	56,295,000
1,100,000	Gaming and Leisure Properties, Inc.	18,226,764	38,775,000
600,000	SBA Communications Corp.[1]	2,417,520	96,378,000

		65,439,858	191,448,000

Total Real Estate		67,567,183	201,201,000

Total Common Stocks		1,978,892,140	4,616,070,301

Principal Amount
Short Term Investments (1.53%)
Repurchase Agreement (1.53%)
$71,699,196	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $71,701,706; (Fully collateralized by $65,525,000 U.S. Treasury Bond, 3.00% due 11/15/2044; Market value - $64,115,099, $9,525,000 U.S. Treasury Bond, 2.875% due 8/15/2045; Market value - $9,021,975)[4]	71,699,196	71,699,196

Total Investments (100.10%)		$2,050,591,336	4,687,769,497

Liabilities Less Cash and Other Assets (-0.10%)			(4,619,243)

Net Assets			$4,683,150,254

Retail Shares (Equivalent to $33.68 per share based on 54,379,118 shares outstanding)			$1,831,284,609

Institutional Shares (Equivalent to $34.95 per share based on 77,167,998 shares outstanding)			$2,696,678,991

R6 Shares (Equivalent to $34.94 per share based on 4,441,537 shares outstanding)			$155,186,654

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	September 30, 2018

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (93.99%)
Communication Services (12.61%)
	Interactive Home Entertainment (2.12%)
83,500	Electronic Arts, Inc.[1]	$9,389,684	$10,060,915

	Interactive Media & Services (7.44%)
19,050	Alphabet, Inc., Cl C1	15,611,731	22,735,603
41,650	Facebook, Inc., Cl A1	4,388,595	6,849,759
137,300	Tencent Holdings Ltd. (Hong Kong)[2]	4,134,155	5,668,546

		24,134,481	35,253,908

	Movies & Entertainment (3.05%)
216,014	Manchester United plc, Cl A2	3,433,896	4,860,315
16,325	Netflix, Inc.[1]	566,701	6,107,672
19,200	Spotify Technology SA1,2	2,878,509	3,471,936

		6,879,106	14,439,923

Total Communication Services		40,403,271	59,754,746

Consumer Discretionary (14.04%)
	Automobile Manufacturers (2.28%)
40,800	Tesla, Inc.[1]	8,596,542	10,802,616

	Education Services (0.91%)
188,736	Arco Platform Ltd., CL A1,2	3,471,822	4,303,181

	Internet & Direct Marketing Retail (10.85%)
36,900	Alibaba Group Holding Limited, ADR[1,2]	2,789,515	6,079,644
14,975	Amazon.com, Inc.[1]	4,786,248	29,994,925
2,385	Booking Holdings, Inc.[1]	377,932	4,731,840
54,550	Expedia Group, Inc.	6,241,642	7,117,684
15,600	Stamps.com, Inc.[1]	3,115,475	3,528,720

		17,310,812	51,452,813

Total Consumer Discretionary		29,379,176	66,558,610

Energy (0.80%)
	Oil & Gas Exploration & Production (0.80%)
24,815	Concho Resources, Inc.[1]	2,557,949	3,790,491

Financials (2.42%)
	Financial Exchanges & Data (0.72%)
19,100	MarketAxess Holdings, Inc.	2,563,764	3,409,159

	Investment Banking & Brokerage (1.70%)
164,200	The Charles Schwab Corp.	6,253,517	8,070,430

Total Financials		8,817,281	11,479,589

Health Care (10.76%)
	Biotechnology (7.00%)
61,300	Acceleron Pharma, Inc.[1]	2,045,685	3,508,199
220,100	Adaptimmune Therapeutics PLC, ADR[1,2]	2,782,575	2,984,556
90,002	argenx SE, ADR[1,2]	3,474,493	6,825,752
29,700	Neurocrine Biosciences, Inc.[1]	2,480,850	3,651,615
58,200	Sage Therapeutics, Inc.[1]	4,409,301	8,220,750
41,300	Vertex Pharmaceuticals, Inc.[1]	6,450,310	7,960,162

		21,643,214	33,151,034

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (2.26%)
29,500	Edwards Lifesciences Corp.[1]	$2,603,315	$5,135,950
9,735	Intuitive Surgical, Inc.[1]	2,213,294	5,587,890

		4,816,609	10,723,840

	Life Sciences Tools & Services (1.50%)
19,415	Illumina, Inc.[1]	1,838,580	7,126,470

Total Health Care		28,298,403	51,001,344

Industrials (4.12%)
	Heavy Electrical Equipment (0.72%)
100,125	Bloom Energy Corp. CL A1,3	1,844,270	3,412,260

	Research & Consulting Services (3.40%)
30,533	CoStar Group, Inc.[1]	635,568	12,849,508
27,090	Verisk Analytics, Inc.[1]	1,263,025	3,265,699

		1,898,593	16,115,207

Total Industrials		3,742,863	19,527,467

Information Technology (46.91%)
	Application Software (17.72%)
58,160	2U, Inc.[1]	3,260,575	4,373,050
26,300	Adobe Systems, Inc.[1]	4,826,530	7,099,685
8,475	ANSYS, Inc.[1]	167,731	1,582,113
151,714	Benefitfocus, Inc.[1]	4,535,841	6,136,831
87,429	Ceridian HCM Holding, Inc.[1]	2,573,578	3,674,641
62,503	Dropbox, Inc., Cl A1	1,312,563	1,676,956
227,500	Guidewire Software, Inc.[1]	8,247,341	22,979,775
45,100	RingCentral, Inc., Cl A1	3,601,243	4,196,555
31,380	salesforce.com, Inc.[1]	2,084,746	4,990,362
36,000	Splunk, Inc.[1]	2,090,060	4,352,760
141,800	SS&C Technologies Holdings, Inc.	5,031,336	8,058,494
64,000	The Trade Desk, Inc., Cl A1	2,125,643	9,658,240
219,900	Yext, Inc.[1]	2,897,048	5,211,630

		42,754,235	83,991,092

	Data Processing & Outsourced Services (4.47%)
42,000	MasterCard Incorporated, Cl A	3,610,011	9,349,620
133,500	Pagseguro Digital Ltd., Cl A1,2	4,205,022	3,693,945
54,200	Visa, Inc., Cl A	4,409,505	8,134,878

		12,224,538	21,178,443

	Internet Services & Infrastructure (2.16%)
85,443	Wix.com Ltd.[1,2]	4,860,912	10,227,527

	IT Consulting & Other Services (7.16%)
131,987	Gartner, Inc.[1]	5,353,935	20,919,940
263,396	Acxiom Corporation[1]	5,810,551	13,014,396

		11,164,486	33,934,336

	Semiconductors (3.55%)
370,900	Aquantia Corp.[1]	4,785,714	4,743,811
95,200	Mellanox Technologies Ltd.[1,2]	6,051,335	6,992,440
18,100	NVIDIA Corp.	4,867,083	5,086,462

		15,704,132	16,822,713

22	See Notes to Financial Statements.

September 30, 2018	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Systems Software (7.73%)
208,100	Microsoft Corp.	$18,829,509	$23,800,397
28,800	Proofpoint, Inc.[1]	2,314,362	3,062,304
27,700	ServiceNow, Inc.[1]	1,508,644	5,418,951
45,500	Varonis Systems, Inc.[1]	1,258,508	3,332,875
24,994	Zscaler, Inc.[1]	399,904	1,019,255

		24,310,927	36,633,782

	Technology Hardware, Storage & Peripherals (4.12%)
86,600	Apple, Inc.	15,417,686	19,549,084

Total Information Technology		126,436,916	222,336,977

Real Estate (2.33%)
	Specialized REITs (2.33%)
18,525	Equinix, Inc.	3,850,303	8,019,287
18,800	SBA Communications Corp.[1]	469,890	3,019,844

Total Real Estate		4,320,193	11,039,131

Total Common Stocks		243,956,052	445,488,355

Principal Amount
Short Term Investments (6.20%)
$29,369,432	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $29,370,460; (Fully collateralized by $30,095,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value - $29,957,887)[4]	29,369,432	29,369,432

Total Investments (100.19%)		$273,325,484	474,857,787

Liabilities Less Cash and Other Assets (-0.19%)			(891,599)

Net Assets			$473,966,188

Retail Shares (Equivalent to $22.02 per share based on 16,513,291 shares outstanding)			$363,555,034

Institutional Shares (Equivalent to $22.83 per share based on 4,220,335 shares outstanding)			$96,369,736

R6 Shares (Equivalent to $22.86 per share based on 614,350 shares outstanding)			$14,041,418

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	September 30, 2018

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (94.04%)
Communication Services (14.93%)
	Cable & Satellite (2.56%)
36,250	Naspers Limited, Cl N (South Africa)[2]	$6,573,681	$7,822,643

	Interactive Home Entertainment (4.09%)
150,509	Activision Blizzard, Inc.	10,592,649	12,520,844

	Interactive Media & Services (8.28%)
1,948	Alphabet, Inc., Cl A1	280,365	2,351,392
10,046	Alphabet, Inc., Cl C1	4,142,964	11,989,599
66,670	Facebook, Inc., Cl A1	2,792,505	10,964,548

		7,215,834	25,305,539

Total Communication Services		24,382,164	45,649,026

Consumer Discretionary (27.99%)
	Automobile Manufacturers (0.84%)
9,741	Tesla, Inc.[1]	2,746,854	2,579,125

	Internet & Direct Marketing Retail (27.15%)
92,830	Alibaba Group Holding Limited, ADR[1,2]	7,959,441	15,294,671
25,020	Amazon.com, Inc.[1]	6,139,601	50,115,060
4,337	Booking Holdings, Inc.[1]	2,941,040	8,604,608
120,389	Ctrip.com International Ltd., ADR[1,2]	4,281,276	4,474,859
29,321	Expedia Group, Inc.	3,507,773	3,825,804
81,482	Meituan Dianping (Hong Kong)[1,2]	723,562	715,069

		25,552,693	83,030,071

Total Consumer Discretionary		28,299,547	85,609,196

Financials (6.91%)
	Financial Exchanges & Data (4.55%)
52,663	CME Group, Inc.	4,968,562	8,963,769
25,278	S&P Global, Inc.	4,785,457	4,939,069

		9,754,019	13,902,838

	Investment Banking & Brokerage (2.36%)
147,148	The Charles Schwab Corp.	5,308,760	7,232,324

Total Financials		15,062,779	21,135,162

Health Care (16.58%)
	Biotechnology (5.32%)
9,053	Biogen, Inc.[1]	2,533,665	3,198,515
40,621	Sage Therapeutics, Inc.[1]	6,350,906	5,737,716
37,971	Vertex Pharmaceuticals, Inc.[1]	5,909,493	7,318,531

		14,794,064	16,254,762

	Health Care Equipment (3.80%)
20,269	Intuitive Surgical, Inc.[1]	6,271,522	11,634,406

	Health Care Technology (3.11%)
87,424	Veeva Systems, Inc., Cl A1	6,265,884	9,517,851

	Life Sciences Tools & Services (4.34%)
36,146	Illumina, Inc.[1]	2,755,776	13,267,751

	Pharmaceuticals (0.01%)
989	Elanco Animal Health, Inc.[1]	23,736	34,506

Total Health Care		30,110,982	50,709,276

Shares		Cost	Value
Common Stocks (continued)
Information Technology (24.86%)
	Application Software (1.99%)
68,172	Dropbox, Inc., Cl A1	$1,431,612	$1,829,055
35,265	Splunk, Inc.[1]	4,025,807	4,263,891

		5,457,419	6,092,946

	Data Processing & Outsourced Services (12.35%)
65,205	MasterCard Incorporated, Cl A	3,418,561	14,515,285
140,702	Pagseguro Digital Ltd., Cl A1,2	3,735,316	3,893,225
83,299	Visa, Inc., Cl A	2,537,808	12,502,347
67,778	Worldpay, Inc., Cl A1	5,136,885	6,863,878

		14,828,570	37,774,735

	Internet Services & Infrastructure (1.50%)
38,346	Wix.com Ltd.[1,2]	3,094,999	4,590,016

	IT Consulting & Other Services (2.20%)
48,866	EPAM Systems, Inc.[1]	4,356,850	6,728,848

	Semiconductor Equipment (2.41%)
39,157	ASML Holding N.V.[2]	4,042,938	7,362,299

	Systems Software (1.70%)
38,097	Red Hat, Inc.[1]	1,910,187	5,191,859

	Technology Hardware, Storage & Peripherals (2.71%)
36,662	Apple, Inc.	869,664	8,276,080

Total Information Technology		34,560,627	76,016,783

Real Estate (2.77%)
	Specialized REITs (2.77%)
19,555	Equinix, Inc.	3,178,515	8,465,164

Total Common Stocks		135,594,614	287,584,607

Principal Amount
Short Term Investments (7.32%)
$22,395,436	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $22,396,220; (Fully collateralized by $22,950,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value - $22,845,440)[3]	22,395,436	22,395,436

Total Investments (101.36%)		$157,990,050	309,980,043

Liabilities Less Cash and Other Assets (-1.36%)			(4,163,943)

Net Assets			$305,816,100

Retail Shares (Equivalent to $31.02 per share based on 4,261,684 shares outstanding)			$132,196,972

Institutional Shares (Equivalent to $31.62 per share based on 4,812,630 shares outstanding)			$152,163,145

R6 Shares (Equivalent to $31.63 per share based on 678,383 shares outstanding)			$21,455,983

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

September 30, 2018	Baron Discovery Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (91.44%)
Communication Services (3.04%)
	Cable & Satellite (1.22%)
94,500	GCI Liberty, Inc., Cl A1	$4,998,118	$4,819,500

	Interactive Media & Services (0.15%)
14,962	Eventbrite, Inc.[1]	344,126	568,107

	Movies & Entertainment (1.67%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	6,582,300

Total Communication Services		10,977,055	11,969,907

Consumer Discretionary (8.56%)
	Casinos & Gaming (1.69%)
250,000	Red Rock Resorts, Inc., Cl A	5,703,194	6,662,500

	Hotels, Resorts & Cruise Lines (1.41%)
445,000	Red Lion Hotels Corp.[1]	5,363,739	5,562,500

	Internet & Direct Marketing Retail (0.92%)
335,000	JUST EAT plc (United Kingdom)[1,2]	2,365,362	2,926,355
15,000	Liberty Expedia Holdings, Inc., Cl A1	620,095	705,600

		2,985,457	3,631,955

	Restaurants (1.04%)
60,000	Wingstop, Inc.	1,381,930	4,096,200

	Specialty Stores (3.50%)
250,000	Hudson Ltd., Cl A1,2	4,398,812	5,640,000
600,000	Party City Holdco, Inc.[1]	8,454,966	8,130,000

		12,853,778	13,770,000

Total Consumer Discretionary		28,288,098	33,723,155

Consumer Staples (1.54%)
	Agricultural Products (1.42%)
215,000	Limoneira Co.	5,133,722	5,613,650

	Packaged Foods & Meats (0.12%)
750,000	Barfresh Food Group, Inc.[1]	417,200	465,000

Total Consumer Staples		5,550,922	6,078,650

Financials (1.70%)
	Property & Casualty Insurance (1.70%)
105,000	Kinsale Capital Group, Inc.	3,348,942	6,705,300

Health Care (30.92%)
	Biotechnology (12.90%)
78,200	Adamas Pharmaceuticals, Inc.[1]	1,259,967	1,565,564
184,600	Adaptimmune Therapeutics PLC, ADR[1,2]	2,257,508	2,503,176
478,000	CareDx, Inc.[1]	7,230,383	13,790,300
60,000	Emergent BioSolutions, Inc.[1]	2,841,009	3,949,800
100,000	Esperion Therapeutics, Inc.[1]	5,052,791	4,437,000
385,000	Flexion Therapeutics, Inc.[1]	7,945,336	7,203,350
129,677	Myovant Sciences Ltd.[1,2]	3,072,528	3,442,925
260,000	Myriad Genetics, Inc.[1]	6,046,399	11,960,000
14,000	Sage Therapeutics, Inc.[1]	905,737	1,977,500

		36,611,658	50,829,615

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (4.83%)
111,339	AxoGen, Inc.[1]	$2,848,259	$4,102,842
167,424	IntriCon Corp.[1]	7,613,371	9,409,229
303,902	RA Medical Systems, Inc.[1]	5,392,212	5,531,016

		15,853,842	19,043,087

	Health Care Supplies (4.17%)
1,026,000	Cerus Corp.[1]	4,527,220	7,397,460
378,100	Sientra, Inc.[1]	3,170,888	9,029,028

		7,698,108	16,426,488

	Health Care Technology (3.22%)
147,000	Teladoc Health, Inc. (formerly, Teladoc, Inc.)[1]	3,908,196	12,693,450

	Pharmaceuticals (5.80%)
291,474	Corium International, Inc.[1]	2,747,911	2,771,918
390,000	Intersect ENT, Inc.[1]	12,133,667	11,212,500
1,349,200	TherapeuticsMD, Inc.[1]	7,344,247	8,850,752

		22,225,825	22,835,170

Total Health Care		86,297,629	121,827,810

Industrials (13.07%)
	Aerospace & Defense (3.18%)
226,800	Mercury Systems, Inc.[1]	6,663,724	12,546,576

	Electrical Components & Equipment (1.34%)
154,685	Bloom Energy Corp., Cl A1,4	2,959,268	5,271,665

	Heavy Electrical Equipment (2.19%)
302,000	TPI Composites, Inc.[1]	6,425,383	8,622,100

	Industrial Conglomerates (0.84%)
72,000	Raven Industries, Inc.	2,637,579	3,294,000

	Industrial Machinery (4.66%)
71,600	ESCO Technologies, Inc.	3,678,722	4,872,380
193,000	Kornit Digital Ltd.[1,2]	2,853,283	4,226,700
126,960	Luxfer Holdings plc[2]	2,911,493	2,951,820
115,000	Sun Hydraulics Corp.	5,537,388	6,299,700

		14,980,886	18,350,600

	Trading Companies & Distributors (0.86%)
45,000	SiteOne Landscape Supply, Inc.[1]	1,778,482	3,390,300

Total Industrials		35,445,322	51,475,241

Information Technology (26.55%)
	Application Software (9.85%)
33,000	2U, Inc.[1]	1,643,785	2,481,270
50,700	Envestnet, Inc.[1]	1,772,888	3,090,165
75,000	QAD, Inc., Cl A	2,888,702	4,248,750
20,000	QAD, Inc., Cl B	364,789	830,000
225,000	RIB Software SE (Germany)[2]	5,355,563	4,772,788
100,000	The Trade Desk, Inc., Cl A1	3,500,208	15,091,000
350,000	Yext, Inc.[1]	4,626,582	8,295,000

		20,152,517	38,808,973

	Electronic Equipment & Instruments (2.85%)
29,300	Coherent, Inc.[1]	5,356,999	5,045,167
55,000	Novanta, Inc.[1,2]	1,465,584	3,762,000
110,000	PAR Technology Corp.[1]	1,950,224	2,444,200

		8,772,807	11,251,367

See Notes to Financial Statements.	25

Baron Discovery Fund	September 30, 2018

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (3.33%)
180,000	Endava plc, ADR[1,2]	$3,896,913	$5,211,000
160,000	Acxiom Corporation[1]	4,030,303	7,905,600

		7,927,216	13,116,600

	Semiconductor Equipment (2.88%)
155,000	Brooks Automation, Inc.	4,401,708	5,429,650
290,000	Ichor Holdings Ltd.[1,2]	5,752,195	5,921,800

		10,153,903	11,351,450

	Semiconductors (2.18%)
750,000	Everspin Technologies, Inc.[1]	6,800,372	5,760,000
137,000	MACOM Technology Solutions Holdings, Inc.[1]	3,615,947	2,822,200

		10,416,319	8,582,200

	Systems Software (5.46%)
184,300	ForeScout Technologies, Inc.[1]	5,016,159	6,959,168
78,000	Qualys, Inc.[1]	2,266,334	6,949,800
78,565	Tenable Holdings, Inc.[1]	1,806,995	3,054,607
62,000	Varonis Systems, Inc.[1]	1,687,630	4,541,500

		10,777,118	21,505,075

Total Information Technology		68,199,880	104,615,665

Real Estate (6.06%)
	Diversified REITs (1.73%)
300,000	Alexander & Baldwin, Inc.	8,519,058	6,807,000

	Specialized REITs (4.33%)
350,000	Americold Realty Trust[4]	6,167,793	8,757,000
195,000	QTS Realty Trust, Inc., Cl A	8,735,950	8,320,650

		14,903,743	17,077,650

Total Real Estate		23,422,801	23,884,650

Total Common Stocks		261,530,649	360,280,378

Warrants (0.01%)
Consumer Staples (0.01%)
	Packaged Foods & Meats (0.01%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020[1,3,5]	0	51,900

Principal Amount		Cost	Value
Short Term Investments (9.00%)
Repurchase Agreement (9.00%)
$35,449,286	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $35,450,526; (Fully collateralized by $ 38,295,000 U.S. Treasury Note, 2.25% due 11/15/2027; Market value - $36,159,594)[5]	$35,449,286	$35,449,286

Total Investments (100.45%)		$296,979,935	395,781,564

Liabilities Less Cash and Other Assets (-0.45%)			(1,763,134)

Net Assets			$394,018,430

Retail Shares (Equivalent to $23.77 per share based on 4,551,802 shares outstanding)			$108,218,565

Institutional Shares (Equivalent to $24.03 per share based on 11,658,757 shares outstanding)			$280,159,087

R6 Shares (Equivalent to $24.03 per share based on 234,748 shares outstanding)			$5,640,778

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2018, the market value of restricted and fair valued securities amounted to $51,900 or 0.01% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

September 30, 2018	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2018

Shares		Cost	Value
Common Stocks (91.23%)
Communication Services (15.49%)
	Cable & Satellite (4.64%)
283	Charter Communications, Inc., Cl A1	$89,042	$92,224
2,223	Naspers Ltd., ADR[2]	130,594	95,122

		219,636	187,346

	Interactive Home Entertainment (6.50%)
1,438	Activision Blizzard, Inc.	103,062	119,628
1,182	Electronic Arts, Inc.[1]	138,754	142,419

		241,816	262,047

	Interactive Media & Services (4.35%)
147	Alphabet, Inc., Cl C1	159,798	175,440

Total Communication Services		621,250	624,833

Consumer Discretionary (8.24%)
	Apparel, Accessories & Luxury Goods (3.34%)
381	LVMH Moet Hennessy Louis Vuitton SE (France)[2]	122,482	134,743

	Home Improvement Retail (2.69%)
523	Home Depot, Inc.	99,533	108,339

	Internet & Direct Marketing Retail (2.21%)
45	Booking Holdings, Inc.[1]	87,686	89,280

Total Consumer Discretionary		309,701	332,362

Consumer Staples (5.44%)
	Distillers & Vintners (2.48%)
464	Constellation Brands, Inc., Cl A	104,844	100,048

	Hypermarkets & Super Centers (1.56%)
268	Costco Wholesale Corp.	50,734	62,948

	Personal Products (1.40%)
388	The Estee Lauder Companies, Inc., Cl A	53,240	56,384

Total Consumer Staples		208,818	219,380

Financials (14.06%)
	Asset Management & Custody Banks (3.27%)
280	BlackRock, Inc.	149,963	131,973

	Financial Exchanges & Data (10.79%)
741	CME Group, Inc.	113,208	126,126
883	Moody’s Corp.	136,353	147,637
826	S&P Global, Inc.	145,055	161,392

		394,616	435,155

Total Financials		544,579	567,128

Health Care (15.04%)
	Biotechnology (2.96%)
754	AbbVie, Inc.	78,928	71,313
136	Biogen, Inc.[1]	44,793	48,050

		123,721	119,363

	Health Care Equipment (2.83%)
1,051	Danaher Corp.	101,417	114,202

	Life Sciences Tools & Services (4.40%)
1,249	Agilent Technologies, Inc.	84,744	88,105
147	Mettler-Toledo International, Inc.[1]	89,886	89,520

		174,630	177,625

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Managed Health Care (4.84%)
733	UnitedHealth Group, Inc.	$166,293	$195,007

	Pharmaceuticals (0.01%)
13	Elanco Animal Health, Inc.[1]	312	454

Total Health Care		566,373	606,651

Industrials (4.15%)
	Building Products (1.08%)
819	AO Smith Corp.	51,801	43,710

	Industrial Machinery (1.69%)
483	Illinois Tool Works, Inc.	79,341	68,161

	Trading Companies & Distributors (1.38%)
962	Fastenal Co.	51,877	55,815

Total Industrials		183,019	167,686

Information Technology (24.74%)
	Data Processing & Outsourced Services (4.57%)
828	MasterCard Incorporated, Cl A	129,968	184,321

	Electronic Equipment & Instruments (1.44%)
100	KEYENCE CORPORATION (Japan)[2]	57,507	58,071

	Electronic Manufacturing Services (2.64%)
1,212	TE Connectivity Ltd.[2]	119,608	106,571

	IT Consulting & Other Services (2.38%)
564	Accenture plc, Cl A2	87,972	95,993

	Semiconductor Equipment (2.11%)
452	ASML Holding N.V.[2]	83,279	84,985

	Semiconductors (2.44%)
1,411	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	58,619	62,310
337	Texas Instruments, Inc.	35,644	36,156

		94,263	98,466

	Systems Software (5.01%)
1,769	Microsoft Corp.	156,765	202,321

	Technology Hardware, Storage & Peripherals (4.15%)
741	Apple, Inc.	130,602	167,273

Total Information Technology		859,964	998,001

Materials (1.83%)
	Specialty Chemicals (1.83%)
162	The Sherwin-Williams Co.	65,854	73,744

Real Estate (2.24%)
	Specialized REITs (2.24%)
209	Equinix, Inc.	93,436	90,474

Total Common Stocks		3,452,994	3,680,259

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	September 30, 2018

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2018

Principal Amount		Cost	Value
Short Term Investments (10.57%)
$426,376	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2018, 0.42% due 10/1/2018; Proceeds at maturity - $426,391; (Fully collateralized by $440,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value - $437,995)[3]	$426,376	$426,376

Total Investments (101.80%)		$3,879,370	4,106,635

Liabilities Less Cash and Other Assets (-1.80%)			(72,799)

Net Assets			$4,033,836

Retail Shares (Equivalent to $10.74 per share based on 54,198 shares outstanding)			$582,034

Institutional Shares (Equivalent to $10.76 per share based on 279,691 shares outstanding)			$3,008,126

R6 Shares (Equivalent to $10.75 per share based on 41,259 shares outstanding)			$443,676

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

September 30, 2018	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,561,218,294	$5,792,955,294	$4,616,070,301	$445,488,355
“Affiliated” investments	—	1,114,920,790	—	—
Repurchase agreements, at value**	93,923,894	89,307,812	71,699,196	29,369,432

Total investments, at value	3,655,142,188	6,997,183,896	4,687,769,497	474,857,787
Cash	—	—	170,000	—
Receivable for shares sold	9,053,837	11,048,618	4,643,075	1,114,297
Dividends and interest receivable	353,604	2,472,012	505,634	1,028
Prepaid expenses	12,843	25,071	17,490	1,093
Receivable for securities sold	—	—	696,467	—

	3,664,562,472	7,010,729,597	4,693,802,163	475,974,205

Liabilities:
Payable for shares redeemed	8,430,356	14,396,627	5,890,487	151,555
Payable for securities purchased	3,474,054	—	—	1,309,845
Investment advisory fees payable (Note 4)	2,993,817	5,813,794	3,874,251	384,247
Distribution fees payable (Note 4)	467,047	576,067	379,199	73,956
Trustee fees payable (Note 4)	39,864	74,123	52,151	3,964
Accrued expenses and other payables	254,243	436,739	455,821	84,450

	15,659,381	21,297,350	10,651,909	2,008,017

Net Assets	$3,648,903,091	$6,989,432,247	$4,683,150,254	$473,966,188

Net Assets consist of:
Paid-in capital	$1,109,142,550	$1,673,884,997	$1,759,867,173	$260,752,404
Undistributed (accumulated) net investment income (loss)	(18,053,692)	6,338,005	(25,558,176)	(2,928,899)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	211,686,660	358,010,530	311,663,096	14,610,380
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,346,127,573	4,951,198,715	2,637,178,161	201,532,303

Net Assets	$3,648,903,091	$6,989,432,247	$4,683,150,254	$473,966,188

Retail Shares:
Net Assets	$2,259,706,069	$2,747,754,611	$1,831,284,609	$363,555,034
Shares Outstanding ($0.01 par value; indefinite shares authorized)	27,750,433	34,056,240	54,379,118	16,513,291

Net Asset Value and Offering Price Per Share	$81.43	$80.68	$33.68	$22.02

Institutional Shares:
Net Assets	$1,315,728,209	$4,134,223,089	$2,696,678,991	$96,369,736
Shares Outstanding ($0.01 par value; indefinite shares authorized)	15,596,104	49,756,757	77,167,998	4,220,335

Net Asset Value and Offering Price Per Share	$84.36	$83.09	$34.95	$22.83

R6 Shares:
Net Assets	$73,468,813	$107,454,547	$155,186,654	$14,041,418
Shares Outstanding ($0.01 par value; indefinite shares authorized)	871,003	1,293,104	4,441,537	614,350

Net Asset Value and Offering Price Per Share	$84.35	$83.10	$34.94	$22.86

*Investments in securities, at cost:
Unaffiliated investments	$1,215,090,721	$1,679,595,201	$1,978,892,140	$243,956,052
“Affiliated” investments	—	277,082,168	—	—
**Repurchase agreements, at cost	93,923,894	89,307,812	71,699,196	29,369,432

Total investments, at cost	$1,309,014,615	$2,045,985,181	$2,050,591,336	$273,325,484

See Notes to Financial Statements.	29

Baron Funds	September 30, 2018

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2018

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$287,584,607	$360,332,278	$3,680,259
“Affiliated” investments	—	—	—
Repurchase agreements, at value**	22,395,436	35,449,286	426,376

Total investments, at value	309,980,043	395,781,564	4,106,635
Cash	—	—	—
Receivable for shares sold	767,399	2,189,528	267
Dividends and interest receivable	784	140,103	831
Prepaid expenses	857	6,011	10
Receivable for securities sold	—	4,115,364	—

	310,749,083	402,232,570	4,107,743

Liabilities:
Payable for shares redeemed	38,001	191,722	—
Payable for securities purchased	4,632,803	7,572,667	—
Investment advisory fees payable (Note 4)	160,644	312,646	16,473
Distribution fees payable (Note 4)	27,034	22,023	632
Trustee fees payable (Note 4)	2,860	3,283	67
Accrued expenses and other payables	71,641	111,799	56,735

	4,932,983	8,214,140	73,907

Net Assets	$305,816,100	$394,018,430	$4,033,836

Net Assets consist of:
Paid-in capital	$156,258,525	$272,630,455	$3,822,685
Undistributed (accumulated) net investment income (loss)	(985,077)	(995,200)	10,248
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,447,341)	23,581,599	(26,354)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	151,989,993	98,801,576	227,257

Net Assets	$305,816,100	$394,018,430	$4,033,836

Retail Shares:
Net Assets	$132,196,972	$108,218,565	$582,034
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,261,684	4,551,802	54,198

Net Asset Value and Offering Price Per Share	$31.02	$23.77	$10.74

Institutional Shares:
Net Assets	$152,163,145	$280,159,087	$3,008,126
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,812,630	11,658,757	279,691

Net Asset Value and Offering Price Per Share	$31.62	$24.03	$10.76

R6 Shares:
Net Assets	$21,455,983	$5,640,778	$443,676
Shares Outstanding ($0.01 par value; indefinite shares authorized)	678,383	234,748	41,259

Net Asset Value and Offering Price Per Share	$31.63	$24.03	$10.75

*Investments in securities, at cost:
Unaffiliated investments	$135,594,614	$261,530,649	$3,452,994
“Affiliated” investments	—	—	—
**Repurchase agreements, at cost	22,395,436	35,449,286	426,376

Total investments, at cost	$157,990,050	$296,979,935	$3,879,370

30	See Notes to Financial Statements.

September 30, 2018	Baron Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2018

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$16,404,476	$51,339,147	$11,218,437	$764,366
Dividends — “Affiliated” investments	—	15,855,148	—	—
Non-cash dividends	—	—	—	—
Interest	127,120	170,566	205,643	55,500
Securities lending income, net	—	—	72,403	10,538
Foreign taxes withheld on dividends	—	—	(248,640)	—

Total income	16,531,596	67,364,861	11,247,843	830,404

Expenses:
Investment advisory fees (Note 4)	32,714,868	64,383,503	43,897,998	3,437,558
Distribution fees — Retail Shares (Note 4)	5,249,201	6,742,987	4,369,502	674,985
Shareholder servicing agent fees and expenses — Retail Shares	331,597	268,890	211,918	73,300
Shareholder servicing agent fees and expenses — Institutional Shares	49,041	119,875	75,722	13,097
Shareholder servicing agent fees and expenses — R6 Shares	2,434	3,098	5,813	397
Reports to shareholders	460,250	808,680	1,021,300	70,310
Trustee fees and expenses	160,691	316,038	209,450	15,698
Custodian and fund accounting fees	122,790	232,315	177,656	46,892
Registration and filing fees	113,510	169,650	186,300	89,480
Professional fees	91,467	161,252	119,692	44,730
Insurance expense	36,374	75,857	48,921	2,784
Line of credit fees	34,220	66,705	46,539	3,750
Administration fees	33,773	33,743	33,790	33,746
Miscellaneous expenses	2,065	2,500	2,171	2,057

Total operating expenses	39,402,281	73,385,093	50,406,772	4,508,784
Interest expense on borrowings	—	88,908	—	1,358

Total expenses	39,402,281	73,474,001	50,406,772	4,510,142

Net investment income (loss)	(22,870,685)	(6,109,140)	(39,158,929)	(3,679,738)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	246,510,674	411,790,583	311,359,960	19,096,934
Net realized gain (loss) on investments sold — “Affiliated” investments	—	7,116,940	8,627,866	—
Net realized gain (loss) on foreign currency transactions	—	(571)	(6,896)	426
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	460,312,015	814,358,459	688,768,143	90,239,084
Investments — “Affiliated” investments	—	249,505,920	21,886,900	—
Foreign currency translations	—	582	981	—

Net gain (loss) on investments	706,822,689	1,482,771,913	1,030,636,954	109,336,444

Net increase (decrease) in net assets resulting from operations	$683,952,004	$1,476,662,773	$991,478,025	$105,656,706

See Notes to Financial Statements.	31

Baron Funds	September 30, 2018

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2018

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund[1]
Investment income:
Income:
Dividends — Unaffiliated investments	$937,935	$1,240,282	$28,689
Dividends — “Affiliated” investments	—	—	—
Non-cash dividends	—	2,531,589	—
Interest	25,752	38,765	428
Securities lending income, net	320	12,656	—
Foreign taxes withheld on dividends	(12,802)	(5,091)	(649)

Total income	951,205	3,818,201	28,468

Expenses:
Investment advisory fees (Note 4)	1,661,849	2,735,410	16,059
Distribution fees — Retail Shares (Note 4)	275,521	257,248	1,632
Shareholder servicing agent fees and expenses — Retail Shares	33,836	27,758	9,500
Shareholder servicing agent fees and expenses — Institutional Shares	14,929	25,418	7,966
Shareholder servicing agent fees and expenses — R6 Shares	675	199	10
Reports to shareholders	28,600	65,790	1,152
Trustee fees and expenses	11,066	13,423	131
Custodian and fund accounting fees	46,471	45,657	25,705
Registration and filing fees	76,869	81,419	22,541
Professional fees	42,796	50,888	40,556
Insurance expense	2,330	2,323	17
Line of credit fees	2,539	2,797	31
Administration fees	33,805	33,805	23,714
Miscellaneous expenses	2,566	2,150	2,415

Total operating expenses	2,233,852	3,344,285	151,429
Interest expense on borrowings	—	2,800	—

Total expenses	2,233,852	3,347,085	151,429
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(82,408)	(52,984)	(42,413)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(64,536)	(24,997)	(80,088)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(7,081)	(452)	(10,001)

Net expenses	2,079,827	3,268,652	18,927

Net investment income (loss)	(1,128,622)	549,549	9,541

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	3,784,996	28,199,698	(26,354)
Net realized gain on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(7,668)	(13,792)	116
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	55,249,287	53,718,365	227,265
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	(26)	(53)	(8)

Net gain (loss) on investments	59,026,589	81,904,218	201,019

Net increase (decrease) in net assets resulting from operations	$57,897,967	$82,453,767	$210,560

[1]	For the period January 2, 2018 (commencement of operations) through September 30, 2018.

32	See Notes to Financial Statements.

September 30, 2018	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(22,870,685)	$(18,275,836)	$(6,109,140)	$(6,658,703)	$(39,158,929)	$(1,702,642)
Net realized gain (loss)	246,510,674	190,819,440	418,906,952	626,898,568	319,980,930	516,151,224
Change in net unrealized appreciation (depreciation)	460,312,015	379,431,766	1,063,864,961	482,101,931	710,656,024	198,268,890

Increase (decrease) in net assets resulting from operations	683,952,004	551,975,370	1,476,662,773	1,102,341,796	991,478,025	712,717,472

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—	—	—
Net investment income — R6 Shares	—	—	—	—	—	—
Net realized gain on investments — Retail Shares	(137,145,474)	(81,908,923)	(286,221,373)	(315,911,802)	(212,143,374)	(325,929,736)
Net realized gain on investments — Institutional Shares	(69,986,292)	(32,742,122)	(368,081,112)	(335,828,188)	(289,023,146)	(293,355,641)
Net realized gain on investments — R6 Shares	(1,607,248)	(351,281)	(1,451,955)	(261,804)	(12,501,687)	(720,045)

Decrease in net assets from distributions to shareholders	(208,739,014)	(115,002,326)	(655,754,440)	(652,001,794)	(513,668,207)	(620,005,422)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	145,710,396	115,665,453	213,929,778	188,519,623	143,456,114	163,463,589
Proceeds from the sale of shares — Institutional Shares	317,182,069	242,968,632	676,657,030	714,942,632	376,610,849	1,007,683,374
Proceeds from the sale of shares — R6 Shares	42,718,734	12,611,555	85,899,908	9,486,342	50,674,971	97,048,919
Net asset value of shares issued in reinvestment of distributions — Retail Shares	133,709,022	79,981,714	280,013,446	308,276,661	208,476,203	320,323,421
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	67,770,160	31,600,055	355,815,178	322,216,695	274,001,939	272,997,394
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,607,248	351,281	1,451,955	261,804	12,501,687	720,045
Cost of shares redeemed — Retail Shares	(298,949,695)	(314,340,692)	(741,149,282)	(937,016,098)	(429,031,648)	(598,528,879)
Cost of shares redeemed — Institutional Shares	(255,979,096)	(116,860,490)	(810,971,404)	(906,994,433)	(641,665,078)	(616,142,227)
Cost of shares redeemed — R6 Shares	(2,632,984)	(102,646)	(5,762,745)	(177,853)	(26,381,460)	(14,233,874)

Increase (decrease) in net assets derived from capital share transactions	151,135,854	51,874,862	55,883,864	(300,484,627)	(31,356,423)	633,331,762

Net increase (decrease) in net assets	626,348,844	488,847,906	876,792,197	149,855,375	446,453,395	726,043,812

Net Assets:
Beginning of year	3,022,554,247	2,533,706,341	6,112,640,050	5,962,784,675	4,236,696,859	3,510,653,047

End of year	$3,648,903,091	$3,022,554,247	$6,989,432,247	$6,112,640,050	$4,683,150,254	$4,236,696,859

Undistributed (accumulated) net investment income (loss) at end of year	$(18,053,692)	$(14,527,630)	$6,338,005	$3,768,344	$(25,558,176)	$(8,732,318)

Capital share transactions — Retail Shares
Shares sold	1,979,848	1,767,315	2,928,463	2,863,571	4,700,114	5,955,401
Shares issued in reinvestment of distributions	1,932,766	1,367,677	4,139,149	5,120,028	7,437,610	12,546,941
Shares redeemed	(4,087,569)	(4,919,411)	(10,164,662)	(14,287,516)	(14,231,999)	(21,728,339)

Net increase (decrease)	(174,955)	(1,784,419)	(3,097,050)	(6,303,917)	(2,094,275)	(3,225,997)

Capital share transactions — Institutional Shares
Shares sold	4,114,203	3,614,440	8,883,101	10,510,393	11,959,733	33,667,418
Shares issued in reinvestment of distributions	947,569	525,354	5,118,906	5,235,890	9,438,578	10,395,940
Shares redeemed	(3,437,913)	(1,778,012)	(10,949,366)	(13,523,246)	(20,373,903)	(21,629,733)

Net increase (decrease)	1,623,859	2,361,782	3,052,641	2,223,037	1,024,408	22,433,625

Capital share transactions — R6 Shares
Shares sold	574,868	178,182	1,177,916	133,900	1,621,053	3,563,039
Shares issued in reinvestment of dividends	22,476	5,840	20,885	4,254	430,796	27,420
Shares redeemed	(34,172)	(1,452)	(75,433)	(2,509)	(833,374)	(484,444)

Net increase (decrease)	563,172	182,570	1,123,368	135,645	1,218,475	3,106,015

See Notes to Financial Statements.	33

Baron Funds	September 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,679,738)	$(2,670,080)	$(1,128,622)	$(583,380)
Net realized gain (loss)	19,097,360	33,874,158	3,777,328	(486,920)
Change in net unrealized appreciation (depreciation)	90,239,084	17,268,086	55,249,261	35,920,576

Increase (decrease) in net assets resulting from operations	105,656,706	48,472,164	57,897,967	34,850,276

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—
Net investment income — R6 Shares	—	—	—	—
Net realized gain on investments — Retail Shares	(27,302,633)	(22,424,986)	—	—
Net realized gain on investments — Institutional Shares	(7,324,844)	(4,531,300)	—	—
Net realized gain on investments — R6 Shares	(146,779)	(44,520)	—	—

Decrease in net assets from distributions to shareholders	(34,774,256)	(27,000,806)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	148,307,035	38,997,107	52,971,547	16,765,682
Proceeds from the sale of shares — Institutional Shares	43,391,025	11,258,139	61,793,522	16,442,797
Proceeds from the sale of shares — R6 Shares	10,775,252	578,045	13,907,376	2,878,395
Net asset value of shares issued in reinvestment of distributions — Retail Shares	26,639,115	21,793,006	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	7,193,158	4,021,193	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	146,779	44,520	—	—
Cost of shares redeemed — Retail Shares	(68,353,321)	(82,686,684)	(35,442,845)	(18,861,614)
Cost of shares redeemed — Institutional Shares	(19,134,278)	(12,064,063)	(26,943,779)	(27,200,861)
Cost of shares redeemed — R6 Shares	(4,762)	(58,188)	(38,609)	(11,130)

Increase (decrease) in net assets derived from capital share transactions	148,960,003	(18,116,925)	66,247,212	(9,986,731)

Net increase (decrease) in net assets	219,842,453	3,354,433	124,145,179	24,863,545

Net Assets:
Beginning of year	254,123,735	250,769,302	181,670,921	156,807,376

End of year	$473,966,188	$254,123,735	$305,816,100	$181,670,921

Undistributed (accumulated) net investment income (loss) at end of year	$(2,928,899)	$(1,981,831)	$(985,077)	$(538,708)

Capital share transactions — Retail Shares
Shares sold	7,557,683	2,341,809	1,853,727	771,906
Shares issued in reinvestment of distributions	1,571,629	1,519,736	—	—
Shares redeemed	(3,486,243)	(5,265,873)	(1,232,408)	(930,371)

Net increase (decrease)	5,643,069	(1,404,328)	621,319	(158,465)

Capital share transactions — Institutional Shares
Shares sold	2,070,452	654,610	2,100,233	753,708
Shares issued in reinvestment of distributions	410,100	272,808	—	—
Shares redeemed	(969,977)	(725,418)	(947,317)	(1,269,553)

Net increase (decrease)	1,510,575	202,000	1,152,916	(515,845)

Capital share transactions — R6 Shares
Shares sold	550,824	30,876	487,758	122,106
Shares issued in reinvestment of dividends	8,363	3,020	—	—
Shares redeemed	(240)	(3,717)	(1,333)	(519)

Net increase (decrease)	558,947	30,179	486,425	121,587

34	See Notes to Financial Statements.

September 30, 2018	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2018[1]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$549,549	$(1,277,918)	$9,541
Net realized gain (loss)	28,185,906	3,796,982	(26,238)
Change in net unrealized appreciation (depreciation)	53,718,312	37,617,086	227,257

Increase (decrease) in net assets resulting from operations	82,453,767	40,136,150	210,560

Distributions to shareholders from:
Net investment income — Retail Shares	(48,993)	—	—
Net investment income — Institutional Shares	(244,807)	—	—
Net investment income — R6 Shares	(7,283)	—	—
Net realized gain on investments — Retail Shares	—	—	—
Net realized gain on investments — Institutional Shares	—	—	—
Net realized gain on investments — R6 Shares	—	—	—

Decrease in net assets from distributions to shareholders	(301,083)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	65,318,638	114,749,640	1,611,165
Proceeds from the sale of shares — Institutional Shares	149,777,093	78,686,663	2,880,771
Proceeds from the sale of shares — R6 Shares	2,454,595	538,828	431,489
Net asset value of shares issued in reinvestment of distributions — Retail Shares	48,796	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	216,670	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	7,283	—	—
Cost of shares redeemed — Retail Shares	(113,762,983)	(21,729,392)	(1,095,401)
Cost of shares redeemed — Institutional Shares	(38,843,415)	(7,772,823)	(4,738)
Cost of shares redeemed — R6 Shares	(1,348,639)	(45,031)	(10)

Increase (decrease) in net assets derived from capital share transactions	63,868,038	164,427,885	3,823,276

Net increase (decrease) in net assets	146,020,722	204,564,035	4,033,836

Net Assets:
Beginning of year	247,997,708	43,433,673	—

End of year	$394,018,430	$247,997,708	$4,033,836

Undistributed (accumulated) net investment income (loss) at end of year	$(995,200)	$(661,654)	$10,248

Capital share transactions — Retail Shares
Shares sold	3,167,654	7,468,019	158,803
Shares issued in reinvestment of distributions	2,690	—	—
Shares redeemed	(6,087,493)	(1,386,143)	(104,605)

Net increase (decrease)	(2,917,149)	6,081,876	54,198

Capital share transactions — Institutional Shares
Shares sold	7,243,735	5,210,694	280,159
Shares issued in reinvestment of distributions	11,840	—	—
Shares redeemed	(2,001,903)	(498,025)	(468)

Net increase (decrease)	5,253,672	4,712,669	279,691

Capital share transactions — R6 Shares
Shares sold	125,327	35,121	41,260
Shares issued in reinvestment of dividends	398	—	—
Shares redeemed	(70,934)	(2,852)	(1)

Net increase (decrease)	54,791	32,269	41,259

[1]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	35

Baron Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

September 30, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds participated in securities lending activities during the year; however there were no securities on loan at September 30, 2018.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

Baron Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral, wash sale loss deferral, expiration of capital loss carryforwards and gains from in-kind redemptions.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2018 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$317,508,154	$423,257,841
Baron Growth Fund	185,671,370	756,813,424
Baron Small Cap Fund	607,248,092	987,680,149
Baron Opportunity Fund	161,565,251	78,182,876
Baron Fifth Avenue Growth Fund	70,198,303	20,148,941
Baron Discovery Fund	226,617,814	188,889,335
Baron Durable Advantage Fund	3,667,700	188,351

During the year, Baron Asset Fund transferred securities through an in-kind redemption of $22,927,902, generating a realized gain of $12,813,759, which is included in net realized gain on investments sold in the Statement of Operations.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap
Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund*	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

*

Prior to November 15, 2017, the Adviser had contractually agreed to reduce its fee for Baron Fifth Avenue Growth Fund to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.10%, 0.85% and 0.84% of average daily net assets of the Retail Shares, Institutional Shares and R6 Shares, respectively.

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

September 30, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, other funds in the Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2018, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Growth Fund	$9,825,000	$3,416,425	$107,569
Baron Small Cap Fund	510,794	—	—
Baron Opportunity Fund	72,240	43,484	4,934
Baron Discovery Fund	—	510, 794	(159,678)

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the Overnight LIBOR Rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended September 30, 2018, Baron Growth Fund, Baron Opportunity Fund and Baron Discovery Fund had borrowings under the line of credit and incurred interest expense of $88,908, $1,358 and $2,800, respectively. For the 66 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $18.7 million at a weighted average interest rate of 2.63%. For the 5 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $4.4 million at a weighted average interest rate of 2.26%. For the 9 days during which there were borrowings, Baron Discovery Fund had an average daily balance on the line of credit of $4.2 million at a weighted average interest rate of 2.72%.

6. RESTRICTED SECURITIES

At September 30, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$183,462

(Cost $0) (0.01% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$61,755

(Cost $0) (less than 0.01% of Net Assets)
	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants Exp 3/13/2020	2/23/2015	$51,900

(Cost $0) (0.01% of Net Assets)

Baron Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,561,034,832	$—	$—	$3,561,034,832
Private Partnerships	—	—	183,462	183,462
Short Term Investments	—	93,923,894	—	93,923,894

Total Investments	$3,561,034,832	$93,923,894	$183,462	$3,655,142,188

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,876,555,372	$—	$—	$6,876,555,372
Preferred Stocks	—	31,258,957	—	31,258,957
Private Partnerships	—	—	61,755	61,755
Short Term Investments	—	89,307,812	—	89,307,812

Total Investments	$6,876,555,372	$120,566,769	$61,755	$6,997,183,896

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

†	See Statements of Net Assets for additional detailed categorizations.

September 30, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,616,070,301	$—	$—	$4,616,070,301
Short Term Investments	—	71,699,196	—	71,699,196

Total Investments	$4,616,070,301	$71,699,196	$—	$4,687,769,497

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$445,488,355	$—	$—	$445,488,355
Short Term Investments	—	29,369,432	—	29,369,432

Total Investments	$445,488,355	$29,369,432	$—	$474,857,787

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$287,584,607	$—	$—	$287,584,607
Short Term Investments	—	22,395,436	—	22,395,436

Total Investments	$287,584,607	$22,395,436	$—	$309,980,043

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$360,280,378	$—	$—	$360,280,378
Warrants	—	51,900	—	51,900
Short Term Investments	—	35,449,286	—	35,449,286

Total Investments	$360,280,378	$35,501,186	$—	$395,781,564

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2018.

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,680,259	$—	$—	$3,680,259
Short Term Investments	—	426,376	—	426,376

Total Investments	$3,680,259	$426,376	$—	$4,106,635

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended September 30, 2018.

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Private Equity Investments
Financials	$3,330,537	$—	$4,632,601	$(3,147,075)	$—	$(4,632,601)	$—	$—	$183,462	$(3,147,075)

Total	$3,330,537	$—	$4,632,601	$(3,147,075)	$—	$(4,632,601)	$—	$—	$183,462	$(3,147,075)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2018
Private Equity Investments
Financials	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

Total	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

September 30, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral, wash sale loss deferral, expiration of capital loss carryforwards and gains from in-kind redemptions. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2018, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment loss, foreign currency gains and losses and partnership basis adjustments. Results of operations and net assets were not affected by these reclassifications.

Fund	Undistributed (Accumulated) Net Investment Income ( Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-In Capital
Baron Asset Fund	$19,344,623	$(12,813,759)	$(6,530,864)
Baron Growth Fund	8,678,801	571	(8,679,372)
Baron Small Cap Fund	22,333,071	7,383,109	(29,716,180)
Baron Opportunity Fund	2,732,670	(426)	(2,732,244)
Baron Fifth Avenue Growth Fund	682,253	93,235	(775,488)
Baron Discovery Fund	(582,012)	582,170	(158)
Baron Durable Advantage Fund	707	(116)	(591)

As of September 30, 2018, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,308,840,965	$2,049,664,167	$2,049,861,443	$273,660,636	$158,002,490	$298,658,800	$3,879,370

Gross tax unrealized appreciation	2,351,836,367	4,960,162,090	2,711,293,006	201,750,131	152,766,965	104,761,375	328,775
Gross tax unrealized depreciation	(5,535,144)	(12,642,361)	(73,384,952)	(552,980)	(789,412)	(7,638,611)	(101,510)

Net tax unrealized appreciation (depreciation)	2,346,301,223	4,947,519,729	2,637,908,054	201,197,151	151,977,553	97,122,764	227,265
Net tax unrealized currency appreciation (depreciation)	—	—	—	—	—	(53)	(8)
Undistributed (accumulated) net investment income (loss)	—	—	—	—	—	748,155	10,248
Undistributed (accumulated) net realized gain (loss)	211,478,422	376,697,416	310,933,203	14,945,532	—	25,260,464	—
Qualified late year loss deferral	(18,019,104)	(8,669,895)	(25,558,176)	(2,928,899)	(985,077)	(1,743,355)	—
Capital loss carryforwards	—	—	—	—	(1,434,901)	—	(26,354)
Paid-in capital	1,109,142,550	1,673,884,997	1,759,867,173	260,752,404	156,258,525	272,630,455	3,822,685

Net Assets	$3,648,903,091	$6,989,432,247	$4,683,150,254	$473,966,188	$305,816,100	$394,018,430	$4,033,836

As of September 30, 2018, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$—	$—	$—	$1,434,901	$—	$26,354

	$—	$—	$—	$—	$1,434,901	$—	$26,354

Capital loss carryforward utilized during the year ended September 30, 2018	$—	$—	$—	$—	$3,702,690	$4,596,912	$—

Baron Fifth Avenue Growth Fund had capital loss carryforwards of $85,567 that expired during the year ended September 30, 2018.

Baron Funds	September 30, 2018

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the year ended September 30, 2018 and for the fiscal year ended September 30, 2017 was as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$208,739,014	$—	$115,002,326
Baron Growth Fund	—	655,754,440	—	652,001,794
Baron Small Cap Fund	—	513,668,207	—	620,005,422
Baron Opportunity Fund	—	34,774,256	—	27,000,806
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	301,083	—	—	—
Baron Durable Advantage Fund	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2018, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of September 30, 2018, the officers, trustees, and portfolio managers owned, directly or indirectly, 13.58% of Baron Fifth Avenue Growth Fund and 50.94% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2018	Value at September 30, 2018	% of Net Assets at September 30, 2018
“Affiliated” Company as of September 30, 2018:
Benefitfocus, Inc.	$78,215,185	$—	$3,345,583	$14,070,726	$49,672	$—	2,200,000	$88,990,000	1.27%
Choice Hotels International, Inc.	192,179,250	—	597,988	58,000,079	318,659	1,937,688	3,000,000	249,900,000	3.58%
Iridium Communications, Inc.	77,182,401	—	58,999	91,337,932	28,499	—	7,488,437	168,489,833	2.41%
Iridium Communications, Inc., Series B, 6.75%	14,927,934	—	173,281	16,504,304	—	519,843	41,074	31,258,957	0.45%
Vail Resorts, Inc.	501,178,043	—	21,657,032	90,040,879	6,720,110	10,837,617	2,100,000	576,282,000	8.25%

	$863,682,813	$—	$25,832,883	$269,953,920	$7,116,940	$13,295,148		$1,114,920,790

No longer an “Affiliated” Company as of September 30, 2018:
Marriott Vacations Worldwide Corp.	$199,248,000	$—	$—	$(20,448,000)	$—	$2,560,000	1,600,000	$178,800,000	2.56%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2018	Value at September 30, 2018	% of Net Assets at September 30, 2018
No longer an “Affiliated” Company as of September 30, 2018:
The Chefs’ Warehouse, Inc.	$28,950,000	$—	$31,061,081	$(6,516,785)	$8,627,866	$—	—	$—	0.00%
GTT Communications, Inc.	72,105,030	7,991,285	—	28,403,685	—	—	2,500,000	108,500,000	2.32%

	$101,055,030	$7,991,285	$31,061,081	$21,886,900	$8,627,866	$—		$108,500,000

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2018.

September 30, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

11. RECENT ACCOUNTING PRONOUNCEMENT:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the impact of applying this guidance.

Baron Investment Funds	September 30, 2018

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets:					Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		1.30		(0.79)	2,259.7	9.87
2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41		1.31		(0.75)	1,979.1	10.35
2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14		1.31		(0.43)	1,802.6	12.54
2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81		1.31		(0.62)	1,804.3	13.53
2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59		1.31		(0.70)	2,000.5	11.26
2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17		1.32		(0.62)	2,024.2	12.04
2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65		1.33		(0.28)	1,845.6	13.11
2011	49.27	(0.23)[1]	0.73	0.50	0.00	(0.77)	(0.77)	49.00	0.85		1.33		(0.41)	1,924.9	23.89
2010	43.62	(0.28)[1]	5.93	5.65	0.00	0.00	0.00	49.27	12.95		1.32		(0.61)	2,424.2	13.04
2009	52.12	(0.20)[1]	(5.68)	(5.88)	0.00	(2.62)	(2.62)	43.62	(9.88)		1.36	[2]	(0.54)	2,652.6	14.67

INSTITUTIONAL SHARES

Year Ended September 30,
2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1.04		(0.53)	1,315.7	9.87
2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76		1.04		(0.50)	1,021.0	10.35
2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44		1.04		(0.17)	723.3	12.54
2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09		1.04		(0.36)	719.1	13.53
2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90		1.04		(0.43)	689.8	11.26
2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51		1.05		(0.38)	506.1	12.04
2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99		1.06		0.02	386.7	13.11
2011	49.43	(0.10)[1]	0.74	0.64	0.00	(0.77)	(0.77)	49.30	1.14		1.06		(0.18)	288.9	23.89
2010	43.65	(0.15)[1]	5.93	5.78	0.00	0.00	0.00	49.43	13.24		1.06		(0.33)	242.8	13.04
2009[3]	37.38	(0.05)[1]	6.32	6.27	0.00	0.00	0.00	43.65	16.77	[4]	1.16	[5]	(0.39)[5]	82.3	14.67

R6 SHARES

Year Ended September 30,
2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		1.04		(0.54)	73.5	9.87
2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74		1.04		(0.51)	22.5	10.35
2016[6]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73	[4]	1.04	[5]	(0.52)[5]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

46	See Notes to Financial Statements.

September 30, 2018	Baron Investment Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	71.77	(0.17)[1]	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		1.29	[4]	(0.24)	2,747.8	2.92
2017	67.13	(0.16)[1]	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47		1.30	[4]	(0.25)	2,666.6	3.32
2016	68.25	0.08 [1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60		1.30	[4]	0.12	2,917.2	4.68
2015	70.46	(0.27)[1]	1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27		1.29	[4]	(0.37)	3,511.2	6.95
2014	68.67	0.06 [1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11		1.29	[4]	0.08	4,076.1	13.15
2013	58.19	(0.12)[1]	16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76		1.30		(0.20)	4,644.2	9.63
2012	46.18	0.20 [1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12		1.32		0.38	4,073.5	13.70
2011	44.37	(0.29)[1]	2.10	1.81	0.00	0.00	0.00	46.18	4.08		1.32		(0.56)	4,110.8	13.51
2010	39.00	(0.34)[1]	5.71	5.37	0.00	0.00	0.00	44.37	13.77		1.32		(0.80)	4,842.8	16.12
2009	41.69	(0.18)[1]	(2.47)	(2.65)	0.00	(0.04)	(0.04)	39.00	(6.34)		1.35	[2]	(0.56)	5,034.5	26.65

INSTITUTIONAL SHARES

Year Ended September 30,
2018	73.52	0.01 [1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		1.03	[4]	0.01	4,134.2	2.92
2017	68.42	0.00 [1,7]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.04	[4]	0.00 [8]	3,433.5	3.32
2016	69.28	0.24 [1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88		1.05	[4]	0.37	3,043.3	4.68
2015	71.33	(0.09)[1]	1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51		1.04	[4]	(0.12)	3,440.4	6.95
2014	69.32	0.20 [1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39		1.04	[4]	0.28	3,694.5	13.15
2013	58.70	0.02 [1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10		1.05		0.04	2,976.7	9.63
2012	46.46	0.45 [1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45		1.06		0.83	1,747.3	13.70
2011	44.52	(0.17)[1]	2.11	1.94	0.00	0.00	0.00	46.46	4.36		1.06		(0.33)	1,261.8	13.51
2010	39.03	(0.22)[1]	5.71	5.49	0.00	0.00	0.00	44.52	14.07		1.06		(0.53)	728.9	16.12
2009[3]	33.71	(0.04)[1]	5.36	5.32	0.00	0.00	0.00	39.03	15.78	[5]	1.13	[6]	(0.29)[6]	238.7	26.65

R6 SHARES

Year Ended September 30,
2018	73.52	(0.00)[1,7]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		1.04	[4]	(0.00)[8]	107.4	2.92
2017	68.42	(0.11)[1]	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.05	[4]	(0.15)	12.5	3.32
2016[9]	60.02	(0.15)[1]	8.55	8.40	0.00	0.00	0.00	68.42	14.00	[5]	1.05	[4,6]	(0.33)[6]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Interest expense rounds to less than 0.01%.
[5]	Not Annualized.
[6]	Annualized.
[7]	Less than $0.01 per share.
[8]	Less than 0.01%.
[9]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	47

Baron Investment Funds	September 30, 2018

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19
2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[8]	(0.15)	1,730.3	28.95
2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[8]	(0.64)	1,826.3	10.25
2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66
2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41
2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35
2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02
2011	20.90	(0.15)[1]	0.09 [2]	(0.06)	0.00	0.00	0.00	20.84	(0.29)	1.31		(0.63)	2,842.0	32.81
2010	17.96	(0.06)[1]	3.00	2.94	0.00	0.00	0.00	20.90	16.37	1.31		(0.30)	3,032.0	27.22
2009	18.70	(0.13)[1]	(0.61)	(0.74)	0.00	(0.00)[3]	(0.00)	17.96	(3.95)	1.34	[4]	(0.86)	2,719.4	35.83

INSTITUTIONAL SHARES

Year Ended September 30,
2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19
2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[8]	0.06	2,404.6	28.95
2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[8]	(0.41)	1,680.7	10.25
2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66
2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41
2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35
2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02
2011	20.97	(0.10)[1]	0.09 [2]	(0.01)	0.00	0.00	0.00	20.96	(0.05)	1.06		(0.42)	518.6	32.81
2010	17.97	(0.03)[1]	3.03	3.00	0.00	0.00	0.00	20.97	16.69	1.06		(0.15)	261.1	27.22
2009[5]	15.52	(0.04)[1]	2.49	2.45	0.00	0.00	0.00	17.97	15.79 [6]	1.16	[7]	(0.75)[7]	89.4	35.83

R6 SHARES

Year Ended September 30,
2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19
2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[8]	(0.28)	101.8	28.95
2016[9]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [6]	1.06	[7,8]	(0.85)[7]	3.7	10.25

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	Less than $0.01 per share.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.
[9]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

September 30, 2018	Baron Investment Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:								Ratios to Average Net Assets:							Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Redemption fee		Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)		Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	0.00		22.02	37.41		1.37	[7]	0.00		1.37		(1.13)	363.6	23.97
2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	0.00		18.53	24.32		1.41	[7]	0.00		1.41		(1.18)	201.4	32.62
2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	0.00		16.87	9.19		1.41	[7]	0.00		1.41		(0.83)	207.0	32.38
2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	0.00		17.12	(2.70)		1.38	[7]	0.00		1.38		(1.10)	232.2	41.87
2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	0.00		18.61	2.87	[5]	1.35		0.00		1.35		(1.24)	331.2	63.40
2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	0.00		19.26	25.39		1.37		0.00		1.37		(1.02)	359.9	70.44
2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	0.00		15.61	21.67		1.39		0.00		1.39		(1.16)	332.4	88.56
2011	12.76	(0.16)[1]	0.23	0.07	0.00	0.00	0.00	0.00		12.83	0.55		1.41		0.00		1.41		(1.11)	240.4	65.43
2010	10.61	(0.13)[1]	2.28	2.15	0.00	0.00	0.00	0.00	[2]	12.76	20.26		1.44		0.00		1.44		(1.08)	214.4	76.44
2009	9.90	(0.08)[1]	0.79	0.71	0.00	0.00	0.00	0.00	[2]	10.61	7.17		1.50		0.00	[4]	1.50		(1.00)	142.7	68.09

INSTITUTIONAL SHARES

Year Ended September 30,
2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	0.00		22.83	37.73		1.11	[7]	0.00		1.11		(0.88)	96.4	23.97
2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	0.00		19.08	24.65		1.14	[7]	0.00		1.14		(0.92)	51.7	32.62
2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	0.00		17.27	9.44		1.13	[7]	0.00		1.13		(0.46)	43.3	32.38
2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	0.00		17.45	(2.38)		1.10	[7]	0.00		1.10		(0.84)	91.7	41.87
2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	0.00		18.89	3.10	[5]	1.08		0.00		1.08		(0.97)	109.4	63.40
2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	0.00		19.49	25.74		1.11		0.00		1.11		(0.79)	101.3	70.44
2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	0.00		15.75	22.00		1.13		0.00		1.13		(0.90)	62.5	88.56
2011	12.80	(0.12)[1]	0.23	0.11	0.00	0.00	0.00	0.00		12.91	0.86		1.14		0.00		1.14		(0.84)	35.5	65.43
2010	10.62	(0.10)[1]	2.28	2.18	0.00	0.00	0.00	0.00	[2]	12.80	20.53		1.18		0.00		1.18		(0.83)	25.5	76.44
2009[6]	8.88	(0.02)[1]	1.76	1.74	0.00	0.00	0.00	0.00		10.62	19.59	[3,8]	1.37	[9]	(0.12)[9]		1.25	[9]	(0.74)[9]	10.9	68.09

R6 SHARES

Year Ended September 30,
2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	0.00		22.86	37.83		1.09	[7]	0.00		1.09		(0.82)	14.0	23.97
2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	0.00		19.09	24.64		1.12	[7]	0.00		1.12		(0.89)	1.0	32.62
2016[10]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	0.00		17.28	2.37	[8]	1.12	[7,9]	0.00		1.12	[9]	(1.25)[9]	0.5	32.38

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[6]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[7]	Interest expense rounds to less than 0.01%.
[8]	Not Annualized.
[9]	Annualized.
[10]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	49

Baron Investment Funds	September 30, 2018

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	24.04	(0.17)[1]	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81
2017	19.35	(0.11)[1]	4.80	4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94
2016	16.91	(0.08)[1]	2.52	2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30
2015	16.83	(0.09)[1]	0.17 [6]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54
2014	14.42	(0.05)[1]	2.46	2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84
2013	11.83	0.02 [1]	2.57	2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91
2012	8.98	(0.03)[1]	2.88	2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07
2011	9.21	(0.06)[1]	(0.17)	(0.23)	0.00	0.00	0.00	8.98	(2.50)[2]		1.59		(0.29)	1.30		(0.55)	23.4	75.36
2010	8.60	(0.03)[1]	0.66	0.63	(0.02)	0.00	(0.02)	9.21	7.38	[2]	1.62		(0.25)	1.37		(0.32)	29.0	57.67
2009	10.38	0.03 [1]	(1.03)	(1.00)	(0.01)	(0.77)	(0.78)	8.60	(7.75)[2]		1.69		(0.29)	1.40		0.40	32.8	39.61

INSTITUTIONAL SHARES

Year Ended September 30,
2018	24.44	(0.10)[1]	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81
2017	19.62	(0.05)[1]	4.87	4.82	0.00	0.00	0.00	24.44	24.57	[2]	0.84	[3]	0.00	0.84		(0.24)	89.5	13.94
2016	17.10	(0.03)[1]	2.55	2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30
2015	17.00	(0.04)[1]	0.16 [6]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54
2014	14.53	(0.01)[1]	2.48	2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84
2013	11.89	0.05 [1]	2.59	2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91
2012	9.00	(0.01)[1]	2.90	2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07
2011	9.21	(0.03)[1]	(0.18)	(0.21)	0.00	0.00	0.00	9.00	(2.28)[2]		1.31		(0.26)	1.05		(0.30)	10.2	75.36
2010	8.61	(0.01)[1]	0.66	0.65	(0.05)	0.00	(0.05)	9.21	7.59	[2]	1.35		(0.24)	1.11		(0.07)	10.4	57.67
2009[7]	7.54	0.02 [1]	1.05	1.07	0.00	0.00	0.00	8.61	14.19	[2,4]	1.61	[5]	(0.46)[5]	1.15	[5]	0.58 [5]	9.5	39.61

R6 SHARES

Year Ended September 30,
2018	24.45	(0.11)[1]	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81
2017	19.63	(0.06)[1]	4.88	4.82	0.00	0.00	0.00	24.45	24.55	[2]	0.84	[3]	0.00	0.84		(0.27)	4.7	13.94
2016[8]	17.03	(0.05)[1]	2.65	2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[7]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[8]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

50	See Notes to Financial Statements.

September 30, 2018	Baron Investment Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:
	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)		Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,
2018	17.56	0.09 [1]	6.13		6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25
2017	13.40	(0.17)[1]	4.33		4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97
2016	11.13	0.16 [1]	2.38		2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74
2015	11.68	(0.13)[1]	(0.42)		(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82
2014	10.00	(0.10)[1]	1.78	[2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Year Ended September 30,
2018	17.74	0.01 [1]	6.32		6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25
2017	13.50	(0.13)[1]	4.37		4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97
2016	11.19	0.12 [1]	2.46		2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74
2015	11.71	(0.10)[1]	(0.42)		(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82
2014	10.00	(0.08)[1]	1.79	[2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Year Ended September 30,
2018	17.74	0.03 [1]	6.30		6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25
2017	13.50	(0.12)[1]	4.36		4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97
2016[5]	12.89	(0.01)[1]	0.62		0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	51

Baron Investment Funds	September 30, 2018

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout the period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:
	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Period Ended September 30,
2018[5]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[2,3]	7.45	[4]	(6.50)[4]	0.95	[4]	0.19	[4]	0.6	5.85	[3]

INSTITUTIONAL SHARES

Period Ended September 30,
2018[5]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[2,3]	5.71	[4]	(5.01)[4]	0.70	[4]	0.46	[4]	3.0	5.85	[3]

R6 SHARES

Period Ended September 30,
2018[5]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[2,3]	5.24	[4]	(4.54)[4]	0.70	[4]	0.46	[4]	0.4	5.85	[3]

1 Based on average shares outstanding.

2 The total returns would have been lower had certain expenses not been reduced during the period shown.

3 Not Annualized.

4 Annualized.

5 For the period January 2, 2018 (commencement of operations) to September 30, 2018.

52	See Notes to Financial Statements.

September 30, 2018	Baron Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of

Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (seven of the funds constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Baron Asset Fund Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	Statements of operations for the year ended September 30, 2018 and the statements of changes in net assets for each of the two years in the period ended September 30, 2018
Baron Durable Advantage Fund	Statements of operations and changes in net assets for the period January 2, 2018 (commencement of operations) through September 30, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian, brokers, and portfolio companies; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

New York, New York

November 20, 2018

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

Baron Funds	September 30, 2018

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2018 are listed below.

During the fiscal year ended September 30, 2018, the Funds’ distributions to shareholders included:

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron Asset Fund	—	$208,739,014

Baron Growth Fund	—	655,754,440

Baron Small Cap Fund	—	513,668,207

Baron Opportunity Fund	—	34,774,256

Baron Fifth Avenue Growth Fund	—	—

Baron Discovery Fund	301,083	—

Baron Durable Advantage Fund	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to The Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Discovery Fund, 47.33% is qualified dividend income subject to a reduced tax rate and 44.55% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax return for the calendar year ending December 31, 2018 will be listed on the Form 1099-DIV, which will be mailed to you in January 2019.

September 30, 2018	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on April 1, 2018 and held for the six months ended September 30, 2018.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 20181

	Actual Total Return	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	14.21%	$1,000.00	$1,142.10		1.29%	$6.93
Baron Asset Fund — Institutional Shares	14.34%	$1,000.00	$1,143.40		1.03%	$5.53
Baron Asset Fund — R6 Shares	14.36%	$1,000.00	$1,143.60		1.03%	$5.53
Baron Growth Fund — Retail Shares	16.42%	$1,000.00	$1,164.20		1.28%	$6.94
Baron Growth Fund — Institutional Shares	16.58%	$1,000.00	$1,165.80		1.03%	$5.59
Baron Growth Fund — R6 Shares	16.58%	$1,000.00	$1,165.80		1.03%	$5.59
Baron Small Cap Fund — Retail Shares	15.58%	$1,000.00	$1,155.80		1.30%	$7.03
Baron Small Cap Fund — Institutional Shares	15.77%	$1,000.00	$1,157.70		1.04%	$5.63
Baron Small Cap Fund — R6 Shares	15.73%	$1,000.00	$1,157.30		1.04%	$5.62
Baron Opportunity Fund — Retail Shares	18.64%	$1,000.00	$1,186.40		1.35%	$7.40
Baron Opportunity Fund — Institutional Shares	18.78%	$1,000.00	$1,187.80		1.10%	$6.03
Baron Opportunity Fund — R6 Shares	18.82%	$1,000.00	$1,188.20		1.08%	$5.92
Baron Fifth Avenue Growth Fund — Retail Shares	13.50%	$1,000.00	$1,135.00	[3]	1.00%[4]	$5.35
Baron Fifth Avenue Growth Fund — Institutional Shares	13.62%	$1,000.00	$1,136.20	[3]	0.75%[4]	$4.02
Baron Fifth Avenue Growth Fund — R6 Shares	13.61%	$1,000.00	$1,136.10	[3]	0.75%[4]	$4.02
Baron Discovery Fund — Retail Shares	32.87%	$1,000.00	$1,328.70	[3]	1.35%[4]	$7.88
Baron Discovery Fund — Institutional Shares	33.06%	$1,000.00	$1,330.60	[3]	1.10%[4]	$6.43
Baron Discovery Fund — R6 Shares	33.13%	$1,000.00	$1,331.30	[3]	1.09%[4]	$6.37
Baron Durable Advantage Fund — Retail Shares	6.02%	$1,000.00	$1,060.20	[3]	0.95%[4]	$4.91
Baron Durable Advantage Fund — Institutional Shares	6.22%	$1,000.00	$1.062.20	[3]	0.70%[4]	$3.62
Baron Durable Advantage Fund — R6 Shares	6.12%	$1,000.00	$1,061.20	[3]	0.70%[4]	$3.62

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	September 30, 2018

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018

	Hypothetical Annualized Total Return	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.60		1.29%	$6.53
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.65		1.28%	$6.48
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.55		1.30%	$6.58
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.85		1.04%	$5.27
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.85		1.04%	$5.27
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.30		1.35%	$6.83
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.55		1.10%	$5.57
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.08%	$5.47
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,020.05	[3]	1.00%[4]	$5.06
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.31	[3]	0.75%[4]	$3.80
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.31	[3]	0.75%[4]	$3.80
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.30	[3]	1.35%[4]	$6.83
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.55	[3]	1.10%[4]	$5.57
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.60	[3]	1.09%[4]	$5.52
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1.020.31	[3]	0.95%[4]	$4.81
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

September 30, 2018	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR BARON ASSET FUND, BARON GROWTH FUND, BARON SMALL CAP FUND, BARON OPPORTUNITY FUND, BARON FIFTH AVENUE GROWTH FUND AND BARON DISCOVERY FUND BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 7, 2018 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not affiliated with the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the advisory agreements for the Funds. An independent consultant provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from the independent consultant, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of services provided by the Adviser, the Independent Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•	The total expense ratio of the Funds and comparisons to similar funds managed by other advisers over comparable periods;

•

The costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds; and

•	Additional services provided by the Adviser.

The Board was provided with information from the Adviser and the independent consultant regarding the fees charged by the Adviser as compared to the fees charged by comparable funds. This information compared various fees and expenses, as well as the total expense ratios, of the Funds against the fees, expenses and total expense ratios of other funds of similar size, character and investment strategies (“comparable funds”). The Board observed that, for the retail and institutional classes of most of the Funds, while the management fee was comparatively higher, the other expenses paid by the Funds generally were comparatively lower, when compared to respective peer groups. They concluded that the nature, extent and quality of the services the Adviser provides, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with the independent consultant. The Board considered for each Fund, among other information, the independent consultant’s comparisons of the expense ratio and contractual advisory fee with those of the comparable funds selected by the independent consultant, as noted above. The Board also considered the independent consultant’s risk-adjusted performance comparisons with comparable funds. The Board also considered comparisons of each Fund’s annualized total return over one-, three-, five- and ten-year periods, where applicable, against the comparable funds and performance universe averages and relevant securities market indices. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. Representatives of the Adviser said the Board should consider the advisory fee in the context of other fees paid to the Adviser’s affiliates, such as the distribution fee paid to Baron Capital, Inc. and paid out pursuant to the 12b-1 plan.

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, even as profits had declined in recent years due to persistent outflows.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s management fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the small size of certain Funds and the significant fluctuation in assets in recent

Baron Funds	September 30, 2018

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR BARON ASSET FUND, BARON GROWTH FUND, BARON SMALL CAP FUND, BARON OPPORTUNITY FUND, BARON FIFTH AVENUE GROWTH FUND AND BARON DISCOVERY FUND BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to scrutinize the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds. The Board concluded that approval of the management fee for each Fund was supportable in light of the services provided as discussed at the meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

September 30, 2018	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited)

Board of Trustees and Executive Officers.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. “Interested Trustees” are considered “interested persons” (as defined in the 1940 Act) of the Trust, and “Independent Trustees” are not considered “interested persons” of the Trust. Additional Information about the Trustees and Executive Officers of the Trust can be found in the Trust’s Statement of Additional Information (the “SAI”) which may be obtained without charge by writing or calling 1-800-99BARON. The SAI is also available on the Baron Funds® website, www.BaronFunds.com.

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 75	Chief Executive Officer, Chief Investment Officer, Trustee and Portfolio Manager	31 years	Director, Chairman, CEO and CIO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present).	17	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 63	Chairman, President, Chief Operating Officer and Trustee	31 years	Director: the Firm* (2003-Present); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-Present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present).	17	None
Independent Trustees

Norman S. Edelcup(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 83	Trustee	31 years	Mayor (2003-2015): Sunny Isles Beach, Florida; Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	Director : CompX International, Inc. (diversified manufacturer of engineered components) (2006-2016); Director: Valhi, Inc. (diversified company) (1975-2016).

Thomas J. Folliard(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 53	Trustee	1 year	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); President and Chief Executive Officer: CarMax, Inc. (2006-2016); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	17	Director: PulteGroup, Inc. (2012-Present).

Harold W. Milner(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 83	Trustee	31 years	Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	None

Raymond Noveck(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 75	Lead Trustee	31 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	None

Anita Rosenberg(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 54	Trustee	5 years	Advisory Board Member: Impala Capital Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	17	Director: Golub Capital BDC, Inc. (2011-Present).

Baron Funds	September 30, 2018

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)

David A. Silverman, MD(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 68	Trustee	31 years	Physician and Faculty: New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	None

Alex Yemenidjian(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 62	Trustee	12 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-2015); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	17	Director: Guess?, Inc. (2005-Present); Director: Regal Entertainment Group (2005-Present).
Additional Officers of the Funds

Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 47	Vice President and Chief Compliance Officer	3 years	Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (9/2014-Present); Vice President: the Firm* (9/2014-Present); Principal and Director of Investment Management Compliance and Risk Management: Bessemer Trust (2006-9/2014).	N/A	N/A

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 59	Senior Vice President	21 years	Director and Senior Vice President: the Firm*; Senior Vice President: Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Small Cap Fund.	N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 50	Vice President, General Counsel and Secretary	10 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds; General Counsel: Baron USA Partners Fund, Ltd.	N/A	N/A

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 49	Senior Vice President	15 years	Senior Vice President: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Asset Fund.	N/A	N/A

Susan Robbins 767 Fifth Avenue New York, NY 10153 Age: 64	Vice President	24 years	Director and Vice President: the Firm*; Vice President: Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 57	Treasurer and Chief Financial Officer	31 years	Chief Financial Officer and Treasurer: the Firm*, Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

*	The “Firm” means BCG along with its subsidiaries BCI, Baron Capital Management, Inc. and BAMCO.
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Committee.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

SEPTEMBER 30

Item 2.	Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@Baronfunds.com or call 1-800-99BARON (1-800-992-2766).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee, Norman S. Edelcup and Raymond Noveck. Both Mr. Edelcup and Mr. Noveck are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2018 and September 30, 2017:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2018	2017
Baron Investment Funds Trust	$272,200	$255,450

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2018	2017
Baron Investment Funds Trust	$	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2018	2017
Baron Investment Funds Trust	$110,350	$106,070

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2018	2017
Baron Investment Funds Trust	$	$0

e)    Audit Committee Pre-Approval Policies and Procedures: (i) Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; (ii) 100% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not Applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2018:	$30,500
2017:	$29,000

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Norman S. Edelcup and Raymond Noveck.

Item 6.	Schedule of Investments.

Included herein under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: November 29, 2018

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 29, 2018